Schedule of Investments (unaudited) September 30, 2023	BlackRock Diversified Equity Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Diversified Equity Master Portfolio	$9,667

Total Investments — 100.0% (Cost: $10,018)	9,667
Liabilities in Excess of Other Assets — 0.0%	—

Net Assets — 100.0%	$9,667

BlackRock Diversified Equity Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2023, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $9,667 and 0.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.(a)	4,547	$270,683
AeroVironment, Inc.(a)	1,237	137,963
Airbus SE	1,590	212,819
BAE Systems PLC	4,701	57,126
Curtiss-Wright Corp.	131	25,628
Ducommun, Inc., Series WWW(a)	4,879	212,285
General Dynamics Corp.	3,568	788,421
Kongsberg Gruppen ASA	1,237	50,981
Kratos Defense & Security Solutions, Inc.(a)	6,411	96,293
Lockheed Martin Corp.	7,622	3,117,093
Mercury Systems, Inc.(a)	167	6,194
Northrop Grumman Corp.	1,834	807,308
Safran SA	733	114,868
Textron, Inc.	13,183	1,030,120
Thales SA	251	35,276
V2X, Inc.(a)	3,478	179,673

		7,142,731

Air Freight & Logistics — 0.2%
CJ Logistics Corp.	2,548	152,524
FedEx Corp.	611	161,866
Hub Group, Inc., Class A(a)	3,849	302,301
Radiant Logistics, Inc.(a)	5,134	29,007
SF Holding Co. Ltd., Class A	132,400	744,699
ZTO Express Cayman, Inc., ADR(b)	23,880	577,180

		1,967,577

Automobile Components — 0.5%
Adient PLC(a)	15,373	564,189
American Axle & Manufacturing Holdings, Inc., Series A(a)	12,168	88,340
Cie Generale des Etablissements Michelin SCA	1,986	60,785
Cooper-Standard Holdings, Inc.(a)(b)	4,213	56,538
Dana, Inc.	31,468	461,635
Dorman Products, Inc.(a)(b)	1,057	80,078
Forvia SE(a)	1,562	32,136
Fox Factory Holding Corp.(a)	2,042	202,321
Gentherm, Inc.(a)	3,804	206,405
Goodyear Tire & Rubber Co.(a)	18,902	234,952
HL Mando Co. Ltd.	10,370	322,739
Huayu Automotive Systems Co. Ltd., Class A	151,200	390,026
Hyundai Mobis Co. Ltd.	2,466	438,895
Hyundai Wia Corp.	1,874	88,459
Modine Manufacturing Co.(a)	5,043	230,717
Patrick Industries, Inc.	1,626	122,048
Standard Motor Products, Inc.	3,861	129,807
Stoneridge, Inc.(a)	1,624	32,594
Visteon Corp.(a)	4,409	608,751
XPEL, Inc.(a)	829	63,924

		4,415,339

Automobiles — 2.3%
BYD Co. Ltd., Class A	39,800	1,302,772
BYD Co. Ltd., Class H	11,500	354,317
Ferrari NV	334	98,458
Ford Motor Co.(b)	123,410	1,532,752
Geely Automobile Holdings Ltd.	304,000	356,508
General Motors Co.	110,332	3,637,646
Harley-Davidson, Inc.	7,143	236,148
Hyundai Motor Co.	5,246	741,805
Kia Corp.	19,748	1,188,638
Li Auto, Inc., Class A(a)	30,500	544,292

Security	Shares	Value

Automobiles (continued)
Maruti Suzuki India Ltd.	1,038	$132,344
Mercedes-Benz Group AG, Registered Shares	22,796	1,586,527
Nissan Motor Co. Ltd.	65,100	287,302
Renault SA	1,810	74,059
SAIC Motor Corp. Ltd., Class A	625,300	1,273,529
Stellantis NV	22,312	427,240
Tata Motors Ltd.	79,489	601,247
Tesla, Inc.(a)	20,887	5,226,345
Toyota Motor Corp.	48,400	868,312
Volkswagen AG	1,650	216,691
Volvo Car AB, Class B(a)	45,992	186,030
Winnebago Industries, Inc.(b)	3,557	211,464

		21,084,426

Banks — 5.8%
1st Source Corp.	1,517	63,851
ABN AMRO Bank NV(c)	27,543	389,253
Abu Dhabi Commercial Bank PJSC	102,721	241,907
Al Rajhi Bank	76,358	1,383,342
Alinma Bank	11,317	100,874
Amalgamated Financial Corp.	10,126	174,370
Ameris Bancorp(b)	4,342	166,689
Associated Banc-Corp.	6,856	117,306
Axis Bank Ltd.	88,659	1,103,604
Axos Financial, Inc.(a)	3,711	140,498
Banco Bilbao Vizcaya Argentaria SA	41,841	338,616
Banco de Sabadell SA	31,974	36,990
Banco Santander SA	53,596	204,097
Bank Central Asia Tbk PT	3,258,600	1,856,537
Bank Mandiri Persero Tbk PT	634,700	247,042
Bank of America Corp.	153,725	4,208,990
Bank of China Ltd., Class H	390,000	135,867
Bank of Ireland Group PLC	2,140	20,920
Bank of Marin Bancorp(b)	2,902	53,049
Bank Polska Kasa Opieki SA	13,868	318,904
Bank Rakyat Indonesia Persero Tbk PT	4,243,000	1,433,000
BankFinancial Corp.(b)	18,930	163,177
Barclays PLC	51,027	98,351
BAWAG Group AG(c)	2,784	127,245
BNP Paribas SA	3,391	215,621
BOC Hong Kong Holdings Ltd.	16,500	45,043
BOK Financial Corp.	96	7,678
Business First Bancshares, Inc.	3,411	63,990
Byline Bancorp, Inc.	3,756	74,031
CaixaBank SA	11,014	43,880
Capital City Bank Group, Inc.	18,986	566,352
Capitec Bank Holdings Ltd.	1,448	130,929
Capstar Financial Holdings, Inc.	6,229	88,390
Cathay General Bancorp(b)	4,733	164,519
Central Pacific Financial Corp.	13,407	223,629
China Construction Bank Corp., Class H	2,618,000	1,471,713
China Merchants Bank Co. Ltd., Class H	320,500	1,330,589
CIMB Group Holdings Bhd	461,400	533,028
Citigroup, Inc.	32,671	1,343,758
Colony Bankcorp, Inc.	812	8,116
Commerce Bancshares, Inc.	384	18,424
Commerzbank AG	21,762	246,984
Commonwealth Bank of Australia	4,605	294,149
Community Trust Bancorp, Inc., Series 20-A	3,018	103,397
ConnectOne Bancorp, Inc.	9,801	174,752
Credit Agricole SA	4,229	51,995
CrossFirst Bankshares, Inc.(a)	1,699	17,143
Customers Bancorp, Inc.(a)	1,150	39,618

1

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
CVB Financial Corp.(b)	9,023	$149,511
Dime Community Bancshares, Inc.	2,756	55,010
Dubai Islamic Bank PJSC	61,414	97,824
E.Sun Financial Holding Co. Ltd.	165,022	124,055
Eastern Bankshares, Inc.	5,071	63,590
Emirates NBD Bank PJSC	44,693	216,588
Enterprise Bancorp, Inc.	924	25,299
Enterprise Financial Services Corp.(b)	9,852	369,450
Erste Group Bank AG	2,200	75,981
FB Financial Corp.	8,756	248,320
Financial Institutions, Inc.	1,349	22,704
FinecoBank Banca Fineco SpA	3,848	46,466
First Abu Dhabi Bank PJSC	221,777	821,243
First Bancshares, Inc.	1,376	37,111
First Bank	4,737	51,065
First Busey Corp.	6,474	124,430
First Business Financial Services, Inc.	2,264	67,943
First Financial Bankshares, Inc.(b)	2,191	55,038
First Financial Northwest, Inc.	19,626	249,643
First Foundation, Inc.	10,132	61,603
First Hawaiian, Inc.(b)	427	7,707
First Interstate BancSystem, Inc., Class A(b)	15,073	375,921
First Merchants Corp.(b)	9,660	268,741
First Northwest Bancorp	1,861	22,834
First Savings Financial Group, Inc.(b)	1,623	24,264
FS Bancorp, Inc.	2,344	69,148
Fulton Financial Corp.(b)	12,211	147,875
Hana Financial Group, Inc.	7,464	233,836
Hancock Whitney Corp.(b)	14,860	549,671
Hang Seng Bank Ltd.	3,700	45,908
Hanmi Financial Corp.	1,547	25,108
HBT Financial, Inc.	10,903	198,871
HDFC Bank Ltd.	121,753	2,232,938
Heartland Financial USA, Inc.	19,724	580,477
Heritage Commerce Corp.	23,913	202,543
HomeTrust Bancshares, Inc.(b)	3,252	70,471
Hope Bancorp, Inc.	6,559	58,047
Horizon Bancorp, Inc.	20,303	216,836
HSBC Holdings PLC	60,685	474,883
ICICI Bank Ltd.	264,632	3,031,836
Independent Bank Corp.	14,576	267,324
Independent Bank Group, Inc.(b)	7,538	298,128
IndusInd Bank Ltd.	35,332	605,684
Industrial & Commercial Bank of China Ltd., Class H	2,480,000	1,189,509
ING Groep NV, Series N	22,623	298,173
International Bancshares Corp.	1,662	72,031
Intesa Sanpaolo SpA	91,812	235,150
Investar Holding Corp.	2,444	25,882
Itau Unibanco Holding SA, ADR(b)	71,602	384,503
JPMorgan Chase & Co.	3,522	510,760
KB Financial Group, Inc.	12,200	497,600
KB Financial Group, Inc., ADR(b)	7,532	309,641
KeyCorp	95,677	1,029,485
Kotak Mahindra Bank Ltd.	75,116	1,565,417
Kuwait Finance House KSCP	442,231	1,047,080
Lakeland Bancorp, Inc.	18,743	236,537
Malayan Banking Bhd	242,800	454,209
Mediobanca Banca di Credito Finanziario SpA(b)	1,673	22,057
Mega Financial Holding Co. Ltd.	86,640	101,280
Mercantile Bank Corp.	1,989	61,480
Meridian Corp.	4,568	44,744
Mid Penn Bancorp, Inc.	1,234	24,840

Security	Shares	Value

Banks (continued)
Midland States Bancorp, Inc.(b)	19,866	$408,048
MidWestOne Financial Group, Inc.	1,312	26,673
Mitsubishi UFJ Financial Group, Inc.	24,000	203,380
National Bank Holdings Corp., Class A	4,857	144,544
National Bank of Kuwait SAKP	214,943	629,915
NatWest Group PLC	24,789	70,910
NBT Bancorp, Inc.	694	21,993
Northrim BanCorp, Inc.	5,145	203,845
NU Holdings Ltd., Class A(a)	26,097	189,203
OceanFirst Financial Corp.	24,552	355,267
OP Bancorp	6,624	60,610
OTP Bank Nyrt	11,792	425,147
PacWest Bancorp	7,002	55,386
Peapack-Gladstone Financial Corp.	1,409	36,141
Postal Savings Bank of China Co. Ltd., Class H(c)	329,000	165,667
Powszechna Kasa Oszczednosci Bank Polski SA(a)	19,760	156,317
Premier Financial Corp.	12,623	215,348
Provident Financial Services, Inc.	2,460	37,613
Public Bank Bhd	835,500	721,856
Qatar Islamic Bank SAQ	68,397	348,180
Qatar National Bank QPSC	179,067	756,432
Republic First Bancorp, Inc.(a)	46,639	8,861
Riverview Bancorp, Inc.	52,906	294,157
Riyad Bank	16,883	125,007
Sandy Spring Bancorp, Inc.	15,546	333,151
Santander Bank Polska SA(a)	2,503	205,483
Saudi National Bank	85,465	747,780
Sberbank of Russia PJSC(d)	141,048	15
Seacoast Banking Corp. of Florida(b)	4,186	91,925
ServisFirst Bancshares, Inc.(b)	2,316	120,826
Shinhan Financial Group Co. Ltd.	4,924	129,591
Shore Bancshares, Inc.	4,887	51,411
Sierra Bancorp	4,339	82,267
SmartFinancial, Inc.	4,373	93,451
Societe Generale SA	1,411	34,143
South Plains Financial, Inc.	4,093	108,219
Southern First Bancshares, Inc.(a)	1,677	45,178
Southern Missouri Bancorp, Inc.	2,333	90,264
Standard Bank Group Ltd.	138,986	1,348,624
Standard Chartered PLC	7,538	69,331
State Bank of India	82,759	594,467
Synovus Financial Corp.	895	24,881
Taiwan Cooperative Financial Holding Co. Ltd.	416,850	330,761
Texas Capital Bancshares, Inc.(a)	1,287	75,804
Towne Bank(b)	9,298	213,203
TriCo Bancshares	867	27,770
U.S. Bancorp	7,682	253,967
UMB Financial Corp.	4,890	303,425
UniCredit SpA	5,146	122,611
United Bankshares, Inc., Series 16-2	8,712	240,364
United Community Banks, Inc., Series 16-2(b)	1,317	33,465
Univest Financial Corp.	9,232	160,452
Veritex Holdings, Inc.(b)	4,474	80,308
Washington Trust Bancorp, Inc.	7,291	191,972
Wells Fargo & Co.	6,163	251,820
WesBanco, Inc.	8,819	215,360
Western New England Bancorp, Inc.	7,613	49,408

		53,846,707

Beverages — 1.4%
Ambev SA	405,888	1,058,617
Beijing Yanjing Brewery Co. Ltd., Class A	262,000	362,285
Brown-Forman Corp., Class A(b)	155	9,006

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Carabao Group PCL, NVDR	79,800	$179,264
China Resources Beer Holdings Co. Ltd.	70,000	382,370
Coca-Cola Co.	61,265	3,429,615
Coca-Cola Consolidated, Inc.	276	175,624
Coca-Cola Femsa SAB de CV	21,671	170,085
Coca-Cola Femsa SAB de CV, ADR	3,408	267,324
Diageo PLC	7,641	281,709
Duckhorn Portfolio, Inc., Series WWW(a)(b)	7,177	73,636
Kweichow Moutai Co. Ltd., Class A	4,600	1,141,929
MGP Ingredients, Inc.(b)	2,092	220,664
National Beverage Corp.(a)(b)	2,949	138,662
Nongfu Spring Co. Ltd., Class H(c)	46,400	266,634
PepsiCo, Inc.	22,471	3,807,486
Pernod Ricard SA	804	133,858
Primo Water Corp.(b)	36,335	501,423
Tsingtao Brewery Co. Ltd., Class H	68,000	553,722
United Spirits Ltd.(a)	5,719	69,203
Vita Coco Co., Inc.(a)	1,552	40,414

		13,263,530

Biotechnology — 3.1%
2seventy bio, Inc.(a)(b)	5,864	22,987
3SBio, Inc.(c)	234,500	195,849
4D Molecular Therapeutics, Inc.(a)	1,673	21,297
89bio, Inc.(a)	2,011	31,050
AbbVie, Inc.	21,785	3,247,272
Abeona Therapeutics, Inc.(a)	482	2,029
ACADIA Pharmaceuticals, Inc.(a)	9,116	189,977
Adaptimmune Therapeutics PLC, ADR(a)	6,958	5,427
ADMA Biologics, Inc.(a)	27,571	98,704
Affimed NV(a)	11,343	5,421
Agenus, Inc.(a)	32,961	37,246
Agios Pharmaceuticals, Inc.(a)	4,541	112,390
Akebia Therapeutics, Inc.(a)	17,028	19,412
Akero Therapeutics, Inc.(a)	1,729	87,453
Alector, Inc.(a)	11,842	76,736
Aligos Therapeutics, Inc.(a)	3,453	2,579
Alkermes PLC(a)	23,961	671,148
Allogene Therapeutics, Inc., Series 2021(a)	14,660	46,472
Alnylam Pharmaceuticals, Inc.(a)	236	41,796
ALX Oncology Holdings, Inc.(a)	4,071	19,541
Amgen, Inc.(b)	17,115	4,599,827
Amicus Therapeutics, Inc.(a)	18,261	222,054
Anika Therapeutics, Inc.(a)	5,530	103,024
Applied Molecular Transport, Inc.(a)(b)	3,993	627
Aprea Therapeutics, Inc.(a)	289	1,211
Aptinyx, Inc.(a)	12,794	862
AquaBounty Technologies, Inc.(a)(b)	3	1
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,624	41,493
Arcus Biosciences, Inc.(a)	6,044	108,490
Arrowhead Pharmaceuticals, Inc.(a)	5,747	154,422
Assembly Biosciences, Inc.(a)(b)	24,276	21,484
Athenex, Inc.(a)(b)	407	6
Atossa Therapeutics, Inc.(a)	11,978	8,822
Atreca, Inc., Class A(a)	11,605	3,029
Aurinia Pharmaceuticals, Inc.(a)	2,769	21,515
Avid Bioservices, Inc.(a)	2,520	23,789
Avidity Biosciences, Inc.(a)(b)	5,707	36,411
Beam Therapeutics, Inc.(a)(b)	9,229	221,957
BeiGene Ltd.(a)	7,100	97,958
BioCryst Pharmaceuticals, Inc.(a)(b)	20,540	145,423
BioMarin Pharmaceutical, Inc.(a)	1,747	154,575

Security	Shares	Value

Biotechnology (continued)
Black Diamond Therapeutics, Inc.(a)	8,489	$24,363
Blueprint Medicines Corp.(a)	9,788	491,553
Bolt Biotherapeutics, Inc.(a)(b)	1,792	1,864
Bridgebio Pharma, Inc.(a)(b)	4,864	128,264
C4 Therapeutics, Inc.(a)(b)	4,328	8,050
CareDx, Inc.(a)	10,593	74,151
Catalyst Pharmaceuticals, Inc.(a)	7,885	92,176
Celltrion, Inc.	3,670	378,696
Cogent Biosciences, Inc.(a)	4,341	42,325
Coherus Biosciences, Inc.(a)(b)	24,033	89,883
Corbus Pharmaceuticals Holdings, Inc.(a)	429	2,891
CSL Ltd.	2,418	389,547
Cullinan Oncology, Inc.(a)	2,714	24,562
Cytokinetics, Inc.(a)	9,622	283,464
Day One Biopharmaceuticals, Inc., Series B(a)(b)	4,108	50,405
Deciphera Pharmaceuticals, Inc., Series B(a)	10,302	131,041
Denali Therapeutics, Inc.(a)	21,056	434,385
Dynavax Technologies Corp.(a)	17,647	260,646
Eagle Pharmaceuticals, Inc.(a)(b)	1,796	28,323
Editas Medicine, Inc.(a)	14,181	110,612
Emergent BioSolutions, Inc.(a)(b)	24,216	82,334
Enanta Pharmaceuticals, Inc.(a)	3,276	36,593
Erasca, Inc.(a)	2,545	5,014
Exagen, Inc.(a)	3,265	7,999
Exelixis, Inc.(a)	40,116	876,535
Exicure, Inc.(a)	178	128
Fate Therapeutics, Inc.(a)	33,865	71,794
Fennec Pharmaceuticals, Inc.(a)	1,750	13,143
Foghorn Therapeutics, Inc.(a)(b)	2,487	12,435
Frequency Therapeutics, Inc.(a)	4,657	1,705
G1 Therapeutics, Inc.(a)(b)	7,005	10,087
Galera Therapeutics, Inc.(a)	7	1
Genmab A/S(a)	296	104,799
Gilead Sciences, Inc.	14,384	1,077,937
Gritstone bio, Inc.(a)	11,781	20,263
Halozyme Therapeutics, Inc.(a)	13,391	511,536
Heron Therapeutics, Inc.(a)	19,939	20,537
Homology Medicines, Inc.(a)	6,560	7,675
Horizon Therapeutics PLC(a)	2,576	298,017
Hugel, Inc.(a)	2,766	255,558
Ideaya Biosciences, Inc.(a)	4,553	122,840
ImmunoGen, Inc.(a)	13,137	208,484
Immunovant, Inc.(a)	2,387	91,637
Incyte Corp.(a)	39,542	2,284,341
Innovent Biologics, Inc.(a)(c)	28,500	138,433
Insmed, Inc.(a)(b)	2,968	74,942
Intellia Therapeutics, Inc.(a)	10,194	322,334
Intercept Pharmaceuticals, Inc.(a)	2,816	52,209
Iovance Biotherapeutics, Inc.(a)(b)	12,912	58,750
Ironwood Pharmaceuticals, Inc., Class A(a)	38,725	372,922
iTeos Therapeutics, Inc.(a)	4,774	52,275
Karyopharm Therapeutics, Inc.(a)(b)	22,145	29,674
Kineta, Inc.	347	1,183
Kiniksa Pharmaceuticals Ltd., Class A(a)	4,023	69,880
Kinnate Biopharma, Inc.(a)	3,570	4,998
Kodiak Sciences, Inc.(a)	10,643	19,157
Kronos Bio, Inc.(a)	4,102	5,333
Krystal Biotech, Inc.(a)	570	66,120
Kura Oncology, Inc.(a)	15,672	142,929
Kymera Therapeutics, Inc.(a)(b)	4,745	65,956
Lyell Immunopharma, Inc.(a)(b)	9,434	13,868
MacroGenics, Inc.(a)	6,237	29,064

3

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.(a)	293	$42,790
MannKind Corp.(a)(b)	10,523	43,460
MiMedx Group, Inc.(a)	13,202	96,243
Mirati Therapeutics, Inc.(a)	144	6,273
Morphic Holding, Inc.(a)	1,451	33,242
Myriad Genetics, Inc.(a)	7,350	117,894
Natera, Inc.(a)	765	33,851
Neurocrine Biosciences, Inc.(a)	7,634	858,825
NextCure, Inc.(a)	6,872	8,865
Nkarta, Inc.(a)	14,148	19,666
Nurix Therapeutics, Inc.(a)	6,611	51,962
Nymox Pharmaceutical Corp.(a)(b)	5,685	2,985
Olema Pharmaceuticals, Inc.(a)	2,890	35,692
Oncorus, Inc.(a)	2,121	60
Passage Bio, Inc.(a)	8,451	5,561
PMV Pharmaceuticals, Inc.(a)	13,504	82,915
Point Biopharma Global, Inc.(a)	3,395	22,645
Poseida Therapeutics, Inc.(a)	5,208	12,395
Precigen, Inc.(a)	4,316	6,129
Precision BioSciences, Inc.(a)(b)	9,626	3,285
Prelude Therapeutics, Inc.(a)	1,281	3,958
Protagonist Therapeutics, Inc.(a)	3,146	52,475
Prothena Corp. PLC(a)	2,049	98,864
PTC Therapeutics, Inc.(a)	7,297	163,526
Puma Biotechnology, Inc.(a)	7,912	20,809
Quince Therapeutics, Inc.(a)	608	681
RayzeBio, Inc.	78	1,732
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,235	70,648
Regeneron Pharmaceuticals, Inc.(a)	1,328	1,092,891
REGENXBIO, Inc.(a)	13,164	216,679
Relay Therapeutics, Inc.(a)(b)	10,625	89,356
Replimune Group, Inc.(a)(b)	8,118	138,899
REVOLUTION Medicines, Inc.(a)	5,252	145,375
Rhythm Pharmaceuticals, Inc.(a)	2,553	58,528
Rigel Pharmaceuticals, Inc.(a)	21,910	23,663
Sana Biotechnology, Inc.(a)(b)	12,341	47,760
Sangamo Therapeutics, Inc.(a)	35,796	21,470
Sarepta Therapeutics, Inc.(a)	276	33,457
Seagen, Inc.(a)	1,576	334,348
Seegene, Inc.	15,020	236,978
Shattuck Labs, Inc.(a)	2,210	3,359
Solid Biosciences, Inc.(a)	2,323	5,854
SpringWorks Therapeutics, Inc.(a)	1,164	26,912
SQZ Biotechnologies Co.(a)	1,471	118
Sutro Biopharma, Inc.(a)	11,819	41,012
Swedish Orphan Biovitrum AB(a)	1,819	37,167
Syndax Pharmaceuticals, Inc.(a)	16,039	232,886
Syros Pharmaceuticals, Inc.(a)	731	2,887
TG Therapeutics, Inc.(a)	8,419	70,383
Travere Therapeutics, Inc.(a)	24,001	214,569
Twist Bioscience Corp.(a)(b)	12,986	263,096
Ultragenyx Pharmaceutical, Inc.(a)	11,801	420,706
United Therapeutics Corp.(a)	941	212,544
UNITY Biotechnology, Inc.(a)	517	1,241
Vanda Pharmaceuticals, Inc.(a)	19,073	82,395
Vaxcyte, Inc.(a)	3,483	177,563
Veracyte, Inc.(a)	14,359	320,636
Vericel Corp.(a)	6,853	229,713
Vertex Pharmaceuticals, Inc.(a)	121	42,077
Verve Therapeutics, Inc.(a)	2,728	36,173
Viking Therapeutics, Inc.(a)(b)	3,603	39,885
Vincerx Pharma, Inc.(a)	1,674	1,724

Security	Shares	Value

Biotechnology (continued)
Vir Biotechnology, Inc.(a)	11,857	$111,100
Voyager Therapeutics, Inc.(a)	2,265	17,554
Xencor, Inc.(a)	10,413	209,822
Zai Lab Ltd.(a)	25,700	62,890
Zentalis Pharmaceuticals, Inc.(a)	2,943	59,037

		28,850,524

Broadline Retail — 3.2%
Alibaba Group Holding Ltd.(a)	581,960	6,309,716
Allegro.eu SA(a)(c)	19,483	143,021
Amazon.com, Inc.(a)	127,944	16,264,241
Coupang, Inc., Class A(a)	3,481	59,177
Dillard’s, Inc., Class A(b)	437	144,564
eBay, Inc.	13,612	600,153
Etsy, Inc.(a)	4,052	261,678
J Front Retailing Co. Ltd.	6,700	68,565
JD.com, Inc., Class A	122,736	1,785,665
Kohl’s Corp.	372	7,797
Lotte Shopping Co. Ltd.	3,429	181,199
Macy’s, Inc.(b)	8,928	103,654
MercadoLibre, Inc.(a)(b)	252	319,506
Naspers Ltd., N Shares	2,506	400,932
Next PLC	769	68,204
Nordstrom, Inc.	367	5,483
Pan Pacific International Holdings Corp.	1,900	39,875
PDD Holdings, Inc., ADR(a)	14,650	1,436,726
Poya International Co. Ltd.	29,380	438,949
Prosus NV(a)	23,578	694,750
Rakuten Group, Inc.	62,300	255,978
Vipshop Holdings Ltd., ADR(a)	12,717	203,599

		29,793,432

Building Products — 0.6%
A O Smith Corp.	10,917	721,941
AAON, Inc.(b)	3,387	192,619
American Woodmark Corp.(a)	3,259	246,413
Apogee Enterprises, Inc.	4,678	220,240
Armstrong World Industries, Inc.	1,407	101,304
Bawan Co.	10,358	90,931
Builders FirstSource, Inc.(a)	6,626	824,871
China Lesso Group Holdings Ltd.	197,000	104,556
Cie de Saint-Gobain	422	25,257
CSW Industrials, Inc.	291	50,995
Gibraltar Industries, Inc.(a)	5,772	389,668
Griffon Corp.	3,488	138,369
Hayward Holdings, Inc.(a)	231	3,257
Insteel Industries, Inc.	528	17,139
Janus International Group, Inc.(a)	24,514	262,300
JELD-WEN Holding, Inc.(a)	19,743	263,766
Kingspan Group PLC(a)	276	20,613
Masco Corp.	4,930	263,508
Owens Corning	3,053	416,460
Simpson Manufacturing Co., Inc.	1,128	168,986
Trane Technologies PLC	2,965	601,628
UFP Industries, Inc.	8,290	848,896

		5,973,717

Capital Markets — 1.2%
3i Group PLC	5,473	137,759
Affiliated Managers Group, Inc.(b)	1,647	214,670
Amundi SA(c)	758	42,574
Ares Management Corp., Class A	520	53,492
Artisan Partners Asset Management, Inc., Class A(b)	1,553	58,113
AssetMark Financial Holdings, Inc.(a)	623	15,625

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Avantax, Inc.(a)	3,033	$77,584
B3 SA - Brasil Bolsa Balcao	73,557	179,848
Blackstone, Inc., Class A(b)	3,019	323,456
Brightsphere Investment Group, Inc.	8,863	171,854
Carlyle Group, Inc.	700	21,112
China Merchants Securities Co. Ltd., Class A	219,400	422,425
Cohen & Steers, Inc.(b)	4,709	295,207
Donnelley Financial Solutions, Inc.(a)	454	25,551
Euronext NV(c)	469	32,623
Federated Hermes, Inc., Class B	7,958	269,538
Futu Holdings Ltd., ADR(a)	977	56,480
GCM Grosvenor, Inc., Class A	5,609	43,526
Hamilton Lane, Inc., Class A(b)	4,998	452,019
Hargreaves Lansdown PLC	2,544	23,926
Hong Kong Exchanges & Clearing Ltd.	3,600	133,606
Houlihan Lokey, Inc., Class A(b)	4,910	525,959
Lazard Ltd., Class A	280	8,683
London Stock Exchange Group PLC	1,375	137,811
Moelis & Co., Class A(b)	2,963	133,720
Moody’s Corp., Series R186	10,063	3,181,619
MSCI, Inc.	444	227,808
Nasdaq, Inc.	48,205	2,342,281
Open Lending Corp., Class A(a)(b)	4,176	30,568
Oppenheimer Holdings, Inc., Class A	1,595	61,104
Patria Investments Ltd., Class A	13,094	190,911
PJT Partners, Inc., Class A(b)	1,173	93,183
S&P Global, Inc.	1,175	429,357
Schroders PLC	9,566	47,268
Silvercrest Asset Management Group, Inc., Class A(b)	2,052	32,565
St. James’s Place PLC	3,747	37,803
StepStone Group, Inc., Class A	2,375	75,003
Victory Capital Holdings, Inc., Class A(b)	4,360	145,362
XP, Inc., Class A	1,114	25,678

		10,777,671

Chemicals — 1.3%
Air Liquide SA	1,442	242,878
Alto Ingredients, Inc.(a)	8,550	37,791
Arkema SA	605	59,557
Asian Paints Ltd.	21,932	833,600
Avient Corp.	5,287	186,737
Cabot Corp.(b)	4,077	282,414
Chambal Fertilisers and Chemicals Ltd.	87,143	289,954
Chr Hansen Holding A/S	307	18,780
Core Molding Technologies, Inc.(a)	1,614	45,983
Coromandel International Ltd.	9,627	132,671
Croda International PLC	1,292	77,173
Ecolab, Inc.	9,248	1,566,611
Ecopro Co. Ltd.	395	262,198
FMC Corp.(b)	838	56,121
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	2,810	5,086
Hyosung TNC Corp.	260	67,725
Ingevity Corp.(a)	1,164	55,418
Innospec, Inc.	617	63,057
Johnson Matthey PLC	871	17,243
KCC Corp.	1,774	323,484
Kolon Industries, Inc.	3,545	119,939
LG Chem Ltd.	1,329	486,595
Linde PLC	1,495	556,663
Livent Corp.(a)(b)	8,972	165,174
LOTTE Fine Chemical Co. Ltd., Preference Shares	1,369	59,300
Methanol Chemicals Co.(a)	39,284	238,171

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	5,558	$197,865
NewMarket Corp.	20	9,101
Orion SA	3,646	77,587
PhosAgro PJSC(d)	3,293	1
PPG Industries, Inc.	263	34,137
Quaker Chemical Corp.	2,942	470,720
Rayonier Advanced Materials, Inc.(a)	9,228	32,667
Saudi Basic Industries Corp.	71,128	1,566,187
Saudi Kayan Petrochemical Co.(a)	69,350	231,279
Sherwin-Williams Co.	10,052	2,563,763
Solvay SA	1,789	197,701
Stepan Co.	213	15,969
Supreme Industries Ltd.	5,903	292,977
Westlake Corp.(b)	1,625	202,589

		12,142,866

Commercial Services & Supplies — 0.5%
Brambles Ltd.	20,233	185,871
BrightView Holdings, Inc.(a)	8,815	68,316
Cimpress PLC(a)	1,777	124,408
Cintas Corp.	2,730	1,313,157
Clean Harbors, Inc.(a)	945	158,155
Copart, Inc.(a)	1,744	75,149
CoreCivic, Inc.(a)(b)	16,539	186,064
Driven Brands Holdings, Inc.(a)	184	2,317
GEO Group, Inc.(a)(b)	5,841	47,779
GFL Environmental, Inc.	1,312	41,661
Healthcare Services Group, Inc.	17,297	180,408
Interface, Inc.	5,712	56,035
Li-Cycle Holdings Corp.(a)	9,835	34,914
MillerKnoll, Inc.	3,287	80,367
MSA Safety, Inc.	124	19,549
RB Global, Inc.	612	38,250
Republic Services, Inc., Class A(b)	9,695	1,381,635
Steelcase, Inc., Class A	20,147	225,042
Stericycle, Inc.(a)	311	13,905
Viad Corp.(a)	2,387	62,539

		4,295,521

Communications Equipment — 0.5%
Accton Technology Corp.	20,000	306,843
Alpha Networks, Inc.	123,000	150,342
Arista Networks, Inc.(a)	2,944	541,490
Calix, Inc.(a)	9,808	449,599
Ciena Corp.(a)	5,016	237,056
Cisco Systems, Inc.	30,525	1,641,024
Extreme Networks, Inc.(a)	9,190	222,490
F5, Inc.(a)	147	23,688
Harmonic, Inc.(a)	3,498	33,686
Infinera Corp.(a)(b)	6,777	28,328
Motorola Solutions, Inc.	1,093	297,558
NETGEAR, Inc.(a)	7,081	89,150
Ubiquiti, Inc.	15	2,179
Viasat, Inc.(a)(b)	1,069	19,734
ZTE Corp., Class A	193,300	868,739

		4,911,906

Construction & Engineering — 1.4%
AECOM(b)	11,020	915,101
Ameresco, Inc., Class A(a)	1,908	73,572
API Group Corp.(a)	15,620	405,027
Arcosa, Inc.	4,464	320,962
China Railway Group Ltd., Class H	150,000	77,385

5

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
China State Construction Engineering Corp. Ltd., Class A	77,700	$59,087
Comfort Systems USA, Inc.	3,689	628,642
Construction Partners, Inc., Class A(a)	4,907	179,400
Daewoo Engineering & Construction Co. Ltd.(a)	65,163	202,887
Dycom Industries, Inc.(a)	1,904	169,456
Eiffage SA	519	49,262
EMCOR Group, Inc.	10,251	2,156,708
Ferrovial SE	793	24,232
Fluor Corp.(a)	26,429	969,944
Hyundai Engineering & Construction Co. Ltd.	4,582	122,930
Larsen & Toubro Ltd.	19,703	715,867
MasTec, Inc.(a)	3,545	255,134
Matrix Service Co.(a)	7,433	87,709
MDU Resources Group, Inc.	679	13,295
MYR Group, Inc.(a)	3,001	404,415
NCC Ltd.	93,415	173,985
Primoris Services Corp.	13,863	453,736
Quanta Services, Inc.(b)	3,940	737,056
Shanghai Construction Group Co. Ltd., Class A	1,352,200	510,450
Shimizu Corp.	3,500	24,312
Sterling Infrastructure, Inc.(a)	4,085	300,166
Tutor Perini Corp.(a)	8,683	67,988
Valmont Industries, Inc.	8,178	1,964,437
Vinci SA	1,730	191,392
Voltas Ltd.	31,193	323,569
WillScot Mobile Mini Holdings Corp.(a)	10,073	418,936

		12,997,042

Construction Materials — 0.8%
GCC SAB de CV	20,246	190,442
Heidelberg Materials AG	2,101	162,723
Holcim AG, Registered Shares	25,827	1,653,158
James Hardie Industries PLC(a)	6,947	181,686
JK Cement Ltd.	5,101	195,072
Martin Marietta Materials, Inc.	3,047	1,250,733
Shree Cement Ltd.	2,536	776,044
Summit Materials, Inc., Class A(a)	14,583	454,115
UltraTech Cement Ltd.	2,134	212,134
Vulcan Materials Co.	9,219	1,862,422

		6,938,529

Consumer Finance — 0.4%
Bajaj Finance Ltd.	16,848	1,580,317
Credit Acceptance Corp.(a)(b)	23	10,583
Encore Capital Group, Inc.(a)	1,210	57,790
Enova International, Inc.(a)	7,241	368,350
EZCORP, Inc., Class A(a)	30,330	250,222
FirstCash Holdings, Inc.(b)	3,129	314,089
Isracard Ltd.	1	4
LendingClub Corp.(a)	8,195	49,989
LendingTree, Inc.(a)	4,170	64,635
Oportun Financial Corp.(a)	3,212	23,191
PRA Group, Inc.(a)	3,144	60,396
PROG Holdings, Inc.(a)	7,323	243,197
Regional Management Corp.	5,468	151,354
SLM Corp.(b)	835	11,373
Upstart Holdings, Inc.(a)(b)	4,402	125,633

		3,311,123

Consumer Staples Distribution & Retail — 2.1%
Aeon Co. Ltd.	6,200	122,810
Albertsons Cos., Inc., Class A	797	18,132

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Andersons, Inc.	4,190	$215,827
Carrefour SA	3,681	63,222
Coles Group Ltd.	15,542	155,122
Costco Wholesale Corp.	2,989	1,688,665
Dollar General Corp.	1,466	155,103
Grocery Outlet Holding Corp.(a)	1,184	34,158
GS Retail Co. Ltd.	10,551	184,601
J Sainsbury PLC	14,296	44,025
Jeronimo Martins SGPS SA	5,915	132,840
Kroger Co.(b)	13,544	606,094
Lawson, Inc.	18,000	827,509
Loblaw Cos. Ltd.	554	47,069
Marks & Spencer Group PLC(a)	10,299	29,622
Metcash Ltd.	50,679	122,692
Migros Ticaret A/S	57,710	768,667
Ocado Group PLC(a)	2,725	19,813
Performance Food Group Co.(a)	3,313	195,003
President Chain Store Corp.	64,000	520,278
PriceSmart, Inc.	1,920	142,906
Redcare Pharmacy NV(a)(c)	973	103,440
Seven & i Holdings Co. Ltd.	9,600	375,842
Sok Marketler Ticaret A/S	55,336	117,459
SpartanNash Co.	8,119	178,618
Sprouts Farmers Market, Inc.(a)	2,013	86,156
Sun Art Retail Group Ltd.(b)	499,000	105,404
Sysco Corp.	28,157	1,859,770
Target Corp.	5,743	635,004
Tesco PLC	21,112	67,906
U.S. Foods Holding Corp.(a)	5,384	213,745
Wal-Mart de Mexico SAB de CV	487,835	1,836,292
Walmart, Inc., Series M	44,078	7,049,395
Woolworths Group Ltd.	26,867	643,228

		19,366,417

Containers & Packaging — 0.0%
Ardagh Group SA, Class A(a)	56	305
Ardagh Metal Packaging SA(b)	376	1,177
Ball Corp.	2,671	132,962
Greif, Inc., Class A	544	36,345
International Paper Co.	900	31,923
O-I Glass, Inc.(a)	8,986	150,336
Silgan Holdings, Inc.(b)	282	12,157
Smurfit Kappa Group PLC	1,123	37,306

		402,511

Diversified Consumer Services — 0.3%
2U, Inc.(a)	9,792	24,186
ADT, Inc.(b)	444	2,664
American Public Education, Inc.(a)	3,863	19,238
Chegg, Inc.(a)	14,489	129,242
Cogna Educacao SA(a)	1,243,273	657,928
Duolingo, Inc., Class A(a)	2,217	367,734
Frontdoor, Inc.(a)	17,618	538,935
Grand Canyon Education, Inc.(a)	102	11,922
Laureate Education, Inc., Class A	41,623	586,884
Mister Car Wash, Inc.(a)(b)	252	1,388
OneSpaWorld Holdings Ltd.(a)	8,921	100,094
Rover Group, Inc., Class A(a)	11,454	71,702
Service Corp. International(b)	3,087	176,391
Strategic Education, Inc.	1,831	137,783
Stride, Inc.(a)	3,699	166,566

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Universal Technical Institute, Inc.(a)	4,490	$37,626
YDUQS Participacoes SA	34,639	136,928

		3,167,211

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	3,327	55,661
American Assets Trust, Inc., Series A	21,491	418,000
Armada Hoffler Properties, Inc.	8,882	90,952
British Land Co. PLC	6,441	24,808
Empire State Realty Trust, Inc., Series 2020, Class A(b)	8,269	66,483
Essential Properties Realty Trust, Inc.(b)	7,634	165,123
Land Securities Group PLC	3,870	27,740
Star Holdings(a)	4,438	55,564

		904,331

Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)	6,389	72,004
Chunghwa Telecom Co. Ltd.	361,000	1,297,569
Chunghwa Telecom Co. Ltd., ADR(b)	7,671	275,696
Cogent Communications Holdings, Inc.(b)	2,987	184,895
Deutsche Telekom AG, Registered Shares	14,643	307,163
EchoStar Corp., Class A(a)	8,070	135,172
Emirates Telecommunications Group Co. PJSC	86,552	481,650
Globalstar, Inc.(a)	26,935	35,285
Hellenic Telecommunications Organization SA	26,725	389,800
IDT Corp., Class B(a)	1,677	36,978
Iridium Communications, Inc.	3,304	150,299
Liberty Latin America Ltd., Class A(a)	5,991	48,887
Liberty Latin America Ltd., Class C(a)	6,104	49,809
Lumen Technologies, Inc.(a)(b)	59,477	84,457
Nippon Telegraph & Telephone Corp.	638,800	756,106
Ooma, Inc.(a)	9,070	118,001
Ooredoo QPSC	72,507	212,592
Saudi Telecom Co.	126,232	1,265,961
Tata Communications Ltd.	10,596	246,211
Telefonica Brasil SA	13,736	117,997
Telstra Group Ltd.	56,794	140,318
TELUS Corp.	7,814	127,601

		6,534,451

Electric Utilities — 0.6%
Acciona SA	175	22,287
ALLETE, Inc.	4,423	233,535
Alupar Investimento SA	15,492	88,639
CEZ A/S	4,051	172,061
Cia Energetica de Minas Gerais, Series 20-A, ADR(b)	76,308	184,665
CK Infrastructure Holdings Ltd.	3,500	16,514
CLP Holdings Ltd.	8,500	62,763
CPFL Energia SA	32,642	218,261
Enel SpA	27,892	171,055
Enerjisa Enerji AS(c)	115,333	217,268
Hawaiian Electric Industries, Inc.	356	4,382
Iberdrola SA	21,409	239,448
IDACORP, Inc.	1,989	186,270
Inter RAO UES PJSC(a)(d)	5,347,154	554
Korea Electric Power Corp.(a)	6,633	88,184
OGE Energy Corp.	12,222	407,359
Origin Energy Ltd.	6,587	37,091
Portland General Electric Co.(b)	17,627	713,541
Power Assets Holdings Ltd.	7,000	33,807
PPL Corp.	94,498	2,226,373

Security	Shares	Value

Electric Utilities (continued)
Public Power Corp. SA(a)	9,423	$94,414
SSE PLC	6,051	118,577
Terna - Rete Elettrica Nazionale	4,347	32,696

		5,569,744

Electrical Equipment — 0.9%
ABB India Ltd.	3,679	181,233
ABB Ltd., Registered Shares	37,129	1,325,252
Allied Motion Technologies, Inc.	2,479	76,651
AMETEK, Inc.(b)	12,038	1,778,735
Array Technologies, Inc.(a)	5,814	129,013
Atkore, Inc.(a)	5,560	829,496
Bloom Energy Corp., Class A(a)(b)	9,286	123,132
Ecopro BM Co. Ltd.	667	124,598
Encore Wire Corp.	2,575	469,834
EnerSys	5,907	559,216
Goldwind Science & Technology Co. Ltd., Class H	307,400	154,749
Gongniu Group Co. Ltd., Class A	10,200	145,455
KEI Industries Ltd.	9,822	312,920
Legrand SA	696	63,953
LG Energy Solution Ltd.(a)	694	244,745
NEXTracker, Inc., Class A(a)	1,267	50,883
Polycab India Ltd.	10,732	689,107
POSCO Future M Co. Ltd.	437	115,607
Schneider Electric SE	1,518	250,154
Shoals Technologies Group, Inc., Class A(a)	8,747	159,633
Signify NV(c)	3,206	86,026
Sunrun, Inc.(a)(b)	2,930	36,801
Teco Electric and Machinery Co. Ltd.	159,000	256,235
Thermon Group Holdings, Inc.(a)	5,554	152,568
Triveni Turbine Ltd.(a)	53,287	280,620
Vicor Corp.(a)	1,525	89,807

		8,686,423

Electronic Equipment, Instruments & Components — 1.7%
AAC Technologies Holdings, Inc.(b)	36,000	61,397
Advanced Energy Industries, Inc.(b)	3,292	339,471
Badger Meter, Inc.(b)	1,828	262,994
Benchmark Electronics, Inc.	9,124	221,348
BOE Technology Group Co. Ltd., Class A	2,314,800	1,226,812
Coherent Corp.(a)	977	31,889
Crane NXT Co.(b)	160	8,891
Delta Electronics, Inc.	44,000	443,165
Elite Material Co. Ltd.	28,000	372,380
ePlus, Inc.(a)	5,986	380,231
Fabrinet(a)	3,254	542,182
Flex Ltd.(a)	14,577	393,288
FLEXium Interconnect, Inc.	72,000	196,512
Halma PLC	1,605	37,815
Hon Hai Precision Industry Co. Ltd.	553,000	1,782,449
Insight Enterprises, Inc.(a)	2,816	409,728
Itron, Inc.(a)	6,436	389,893
Keyence Corp.	400	147,930
Keysight Technologies, Inc.(a)	1,643	217,385
Kimball Electronics, Inc.(a)(b)	7,438	203,652
Kingboard Holdings Ltd.	25,000	55,996
Lens Technology Co. Ltd., Class A	188,800	318,782
Methode Electronics, Inc.	3,597	82,191
Omron Corp.	1,200	53,402
OSI Systems, Inc.(a)	1,811	213,770
PC Connection, Inc.(b)	5,039	268,982

7

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)	3,079	$286,285
Primax Electronics Ltd.	233,000	499,877
Rogers Corp.(a)	708	93,081
Samsung Electro-Mechanics Co. Ltd.	2,737	278,118
Samsung SDI Co. Ltd.	1,429	540,037
Sanmina Corp.(a)	13,947	757,043
ScanSource, Inc.(a)	6,207	188,134
Shimadzu Corp.	1,300	34,483
Sunny Optical Technology Group Co. Ltd.	21,300	147,615
TCL Technology Group Corp., Class A(a)	1,375,900	771,604
TE Connectivity Ltd.	24,285	2,999,926
Tripod Technology Corp.	34,000	203,040
TTM Technologies, Inc.(a)	12,232	157,548
Vontier Corp.	541	16,728

		15,636,054

Energy Equipment & Services — 0.5%
Archrock, Inc.	22,463	283,034
Borr Drilling Ltd.(a)(b)	27,863	197,827
Bristow Group, Inc.(a)	811	22,846
Cactus, Inc., Class A	1,029	51,666
ChampionX Corp.(b)	11,824	421,171
Diamond Offshore Drilling, Inc.(a)	9,469	139,005
Helix Energy Solutions Group, Inc.(a)	29,773	332,564
Helmerich & Payne, Inc.	13,552	571,352
Kodiak Gas Services, Inc.(a)	2,839	50,761
Liberty Energy, Inc., Class A(b)	17,480	323,730
Nabors Industries Ltd.(a)	999	123,017
Natural Gas Services Group, Inc.(a)	2,772	40,360
Newpark Resources, Inc.(a)	5,681	39,256
Oceaneering International, Inc.(a)	7,195	185,055
Oil States International, Inc.(a)	18,969	158,771
Patterson-UTI Energy, Inc.(b)	42,023	581,598
ProPetro Holding Corp.(a)	30,211	321,143
RPC, Inc.	21,636	193,426
Smart Sand, Inc.(a)	600	1,392
U.S. Silica Holdings, Inc.(a)	17,398	244,268

		4,282,242

Entertainment — 1.0%
Activision Blizzard, Inc.	3,348	313,473
AMC Entertainment Holdings, Inc., Class A(a)	214	1,710
Atlanta Braves Holdings, Inc., Class C(a)	666	23,796
Bilibili, Inc., Class Z(a)	9,880	136,155
Cinemark Holdings, Inc.(a)	10,251	188,106
Com2uS Corp.	2,962	98,053
Electronic Arts, Inc.	11,748	1,414,459
Eros Media World PLC, Class A(a)	1,711	17
Gaia, Inc., Class A(a)	4,042	10,994
Kingsoft Corp. Ltd.	38,800	139,809
Liberty Media Corp.-Liberty Formula One, Class A	71	4,014
Liberty Media Corp.-Liberty Formula One, Class C(a)	1,851	115,317
Liberty Media Corp.-Liberty Live, Class A	3	96
Liberty Media Corp.-Liberty Live, Class C(a)	202	6,484
Lions Gate Entertainment Corp., Class A(a)	10,227	86,725
Lions Gate Entertainment Corp., Class B(a)	11,386	89,608
Live Nation Entertainment, Inc.(a)	1,459	121,155
Manchester United PLC, Class A(a)	4,497	88,996
Marcus Corp.(b)	5,491	85,111
NCSoft Corp.	715	117,554
NetEase, Inc.	87,355	1,751,576
Netflix, Inc.(a)	3,973	1,500,205
Nintendo Co. Ltd.	8,300	344,890
Playtika Holding Corp.(a)	35,317	340,103

Security	Shares	Value

Entertainment (continued)
ROBLOX Corp., Class A(a)	3,641	$105,443
Sea Ltd., Class A, ADR(a)(b)	12,587	553,199
Sphere Entertainment Co., Class A(a)(b)	2,346	87,177
Spotify Technology SA(a)	2,657	410,879
Tencent Music Entertainment Group, ADR(a)	13,672	87,227
Walt Disney Co.(a)	10,584	857,833
Warner Bros Discovery, Inc., Class A(a)	8,773	95,275

		9,175,439

Financial Services — 2.7%
Bajaj Finserv Ltd.	11,484	212,314
Berkshire Hathaway, Inc., Class B(a)	11,760	4,119,528
Block, Inc., Class A(a)	37,436	1,656,917
Chailease Holding Co. Ltd.	11,271	63,289
Cielo SA	977,842	682,819
Essent Group Ltd.	11,522	544,875
Eurazeo SE	163	9,699
Euronet Worldwide, Inc.(a)(b)	3,871	307,280
EVERTEC, Inc.	1,926	71,609
Federal Agricultural Mortgage Corp., Class C	1,452	224,044
Fidelity National Information Services, Inc.	6,284	347,317
FirstRand Ltd.	323,649	1,089,862
Fiserv, Inc.(a)	5,160	582,874
Flywire Corp.(a)	1,043	33,261
International Money Express, Inc.(a)	1,517	25,683
Jack Henry & Associates, Inc.	1,626	245,754
M&G PLC	13,903	33,310
Marqeta, Inc., Class A(a)	44,036	263,335
Mastercard, Inc., Class A	17,528	6,939,511
Nexi SpA(a)(c)	4,364	26,590
NMI Holdings, Inc., Class A(a)	10,739	290,920
Pagseguro Digital Ltd., Class A(a)	24,690	212,581
Radian Group, Inc.	4,324	108,576
Remitly Global, Inc.(a)	8,987	226,652
Repay Holdings Corp., Class A(a)	10,610	80,530
Sofina SA	1,076	217,475
StoneCo Ltd., Class A(a)	34,402	367,069
TFS Financial Corp.(b)	169	1,998
UWM Holdings Corp., Class A(b)	294	1,426
Visa, Inc., Class A(b)	25,241	5,805,682
Walker & Dunlop, Inc., Series M(b)	561	41,649
Western Union Co.	1,034	13,628
WEX, Inc.(a)	144	27,085
Worldline SA(a)(c)	881	24,731
Yuanta Financial Holding Co. Ltd.	389,845	302,837

		25,202,710

Food Products — 1.1%
Almarai Co. JSC	16,290	276,398
Archer-Daniels-Midland Co.	27,354	2,063,039
AVI Ltd.	32,753	129,001
BRF SA(a)	122,199	247,726
Cal-Maine Foods, Inc.(b)	4,778	231,351
China Feihe Ltd.(c)	382,000	224,459
China Mengniu Dairy Co. Ltd.	176,000	587,056
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	109,496
Danone SA	1,182	65,196
Dole PLC	1,593	18,447
Fresh Del Monte Produce, Inc.	7,259	187,573
Freshpet, Inc.(a)	154	10,145
Hain Celestial Group, Inc.(a)	8,505	88,197
Hershey Co.	10,930	2,186,874
Hostess Brands, Inc., Class A(a)	9,198	306,385

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kerry Group PLC, Class A	317	$26,487
Lancaster Colony Corp.	371	61,226
Minerva SA	109,060	175,527
Nestle India Ltd.	1,569	424,641
Nestle SA, Registered Shares	15,512	1,755,896
Pilgrim’s Pride Corp.(a)	139	3,173
Post Holdings, Inc.(a)(b)	1,860	159,476
Seaboard Corp.	1	3,753
Sovos Brands, Inc.(a)(b)	2,740	61,787
SunOpta, Inc.(a)(b)	14,136	47,638
Uni-President China Holdings Ltd.	66,000	46,355
Uni-President Enterprises Corp.	193,000	419,478
Vital Farms, Inc.(a)	10,418	120,640
Yihai International Holding Ltd.	30,000	51,472

		10,088,892

Gas Utilities — 0.3%
China Gas Holdings Ltd.	87,800	82,762
ENN Energy Holdings Ltd.	51,300	422,722
Kunlun Energy Co. Ltd.	224,000	192,764
Naturgy Energy Group SA	1,714	46,630
New Jersey Resources Corp.(b)	23,619	959,640
Northwest Natural Holding Co.	1,219	46,517
ONE Gas, Inc.(b)	6,392	436,446
Perusahaan Gas Negara Tbk PT	3,593,100	319,153
Petronas Gas Bhd	30,500	109,391
Spire, Inc.(b)	3,735	211,326

		2,827,351

Ground Transportation — 0.1%
ArcBest Corp.	744	75,628
Covenant Logistics Group, Inc., Class A	3,837	168,252
CSX Corp.	6,297	193,633
FTAI Infrastructure, Inc.	19,705	63,450
MTR Corp. Ltd.	7,000	27,653
Ryder System, Inc.	442	47,272
Saia, Inc.(a)	771	307,359
Schneider National, Inc., Class B	178	4,929
Werner Enterprises, Inc.(b)	3,199	124,601

		1,012,777

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	12,450	1,205,783
Accuray, Inc.(a)(b)	22,831	62,100
Alphatec Holdings, Inc.(a)	2,217	28,755
AngioDynamics, Inc., Series 2020(a)	7,147	52,245
Artivion, Inc.(a)	5,945	90,126
AtriCure, Inc.(a)	4,583	200,735
Atrion Corp.	202	83,460
Axogen, Inc.(a)	3,418	17,090
Axonics, Inc.(a)	3,058	171,615
Boston Scientific Corp.(a)	7,164	378,259
Cerus Corp.(a)	20,565	33,315
Cochlear Ltd.	416	68,134
Embecta Corp.(b)	4,796	72,180
Fisher & Paykel Healthcare Corp. Ltd.	1,966	25,348
Glaukos Corp.(a)	2,924	220,031
Haemonetics Corp.(a)	2,613	234,073
IDEXX Laboratories, Inc.(a)	853	372,991
Inari Medical, Inc.(a)(b)	3,933	257,218
Inmode Ltd.(a)	5,748	175,084
Inogen, Inc.(a)	1,234	6,441
Inspire Medical Systems, Inc.(a)(b)	546	108,348

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Insulet Corp.(a)	173	$27,592
Integer Holdings Corp.(a)	1,954	153,252
Integra LifeSciences Holdings Corp.(a)	242	9,242
iRadimed Corp.	1,352	59,988
iRhythm Technologies, Inc.(a)	1,175	110,756
Lantheus Holdings, Inc.(a)(b)	3,361	233,522
LeMaitre Vascular, Inc.	1,984	108,088
LivaNova PLC(a)	5,398	285,446
Medtronic PLC	13,803	1,081,603
Merit Medical Systems, Inc.(a)	8,785	606,341
Nemaura Medical, Inc.(a)	2,006	648
Neogen Corp.(a)(b)	14,208	263,416
Nevro Corp.(a)	2,578	49,549
Omnicell, Inc.(a)	5,159	232,361
ResMed, Inc.	2,731	403,833
RxSight, Inc.(a)	2,137	59,601
SI-BONE, Inc.(a)	5,919	125,720
Smith & Nephew PLC	2,971	36,872
STAAR Surgical Co.(a)	6,008	241,401
Stryker Corp.	10,830	2,959,514
Tactile Systems Technology, Inc.(a)	4,343	61,019
Tandem Diabetes Care, Inc.(a)	212	4,403
Treace Medical Concepts, Inc.(a)(b)	1,116	14,631
Varex Imaging Corp.(a)	8,783	165,033
Zimvie, Inc.(a)(b)	2,182	20,533

		11,177,695

Health Care Providers & Services — 1.6%
23andMe Holding Co., Class A(a)	15,017	14,682
Accolade, Inc.(a)	6,507	68,844
AdaptHealth Corp.(a)	12,134	110,419
Addus HomeCare Corp.(a)	585	49,836
Alignment Healthcare, Inc.(a)	8,524	59,157
Amedisys, Inc.(a)	105	9,807
AMN Healthcare Services, Inc.(a)	1,750	149,065
Apollo Hospitals Enterprise Ltd.	1,711	105,652
Aveanna Healthcare Holdings, Inc.(a)	16,957	20,179
Bangkok Dusit Medical Services PCL, NVDR	1,510,700	1,106,437
Brookdale Senior Living, Inc.(a)(b)	9,288	38,452
Centogene NV(a)(b)	910	1,037
Clover Health Investments Corp.(a)(b)	26,915	29,068
Community Health Systems, Inc.(a)	10,400	30,160
CorVel Corp.(a)	368	72,367
Cross Country Healthcare, Inc.(a)(b)	4,152	102,928
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	170,563
Elevance Health, Inc.	6,593	2,870,724
Ensign Group, Inc.(b)	10,199	947,793
Fortis Healthcare Ltd.	25,985	106,241
Fulgent Genetics, Inc.(a)	2,480	66,315
Guardant Health, Inc.(a)	13,306	394,390
HCA Healthcare, Inc.	6,539	1,608,463
HealthEquity, Inc.(a)	4,769	348,376
Hims & Hers Health, Inc., Class A(a)	15,694	98,715
Humana, Inc.	89	43,300
IHH Healthcare Bhd	263,900	327,924
Joint Corp.(a)	1,293	11,624
Life Healthcare Group Holdings Ltd.	84,880	90,826
LifeStance Health Group, Inc.(a)(b)	2,910	19,992
McKesson Corp.	380	165,243
MLP Saglik Hizmetleri AS(a)(c)	15,958	83,228
NeoGenomics, Inc.(a)	9,733	119,716
Odontoprev SA	95,038	205,900

9

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
OPKO Health, Inc.(a)	41,394	$66,230
Option Care Health, Inc.(a)	12,925	418,124
Patterson Cos., Inc.	5,128	151,994
Pediatrix Medical Group, Inc.(a)	7,020	89,224
PetIQ, Inc., Class A(a)	7,446	146,686
Premier, Inc., Class A	386	8,299
Privia Health Group, Inc.(a)	7,158	164,634
Progyny, Inc.(a)	13,427	456,787
Qualicorp Consultoria e Corretora de Seguros SA	192,599	118,014
R1 RCM, Inc.(a)	6,861	103,395
RadNet, Inc.(a)	7,327	206,548
Select Medical Holdings Corp.(b)	5,657	142,952
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	121,300	188,865
Surgery Partners, Inc.(a)	5,192	151,866
Syngene International Ltd.(c)	25,134	242,923
Tenet Healthcare Corp.(a)	3,411	224,751
UnitedHealth Group, Inc.	4,275	2,155,412

		14,684,127

Health Care REITs — 0.0%
Diversified Healthcare Trust(b)	9,677	18,773

Health Care Technology — 0.1%
American Well Corp., Class A(a)	33,972	39,747
Certara, Inc.(a)	381	5,540
Evolent Health, Inc., Class A(a)(b)	4,181	113,849
Health Catalyst, Inc.(a)	10,334	104,580
HealthStream, Inc.	3,431	74,041
Multiplan Corp., Class A(a)	29,126	48,932
NextGen Healthcare, Inc.(a)	3,805	90,293
Phreesia, Inc.(a)	1,471	27,478
Schrodinger, Inc.(a)	1,126	31,832
Teladoc Health, Inc.(a)(b)	29,901	555,859
Veradigm, Inc., Series 2021(a)	8,328	109,430

		1,201,581

Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	23,580	361,717
Braemar Hotels & Resorts, Inc.	38,907	107,772
Chatham Lodging Trust	5,399	51,668
Hersha Hospitality Trust, Class A(b)	2,165	21,347
Park Hotels & Resorts, Inc.(b)	740	9,117
RLJ Lodging Trust(b)	67,807	663,831
Ryman Hospitality Properties, Inc.	3,541	294,894
Service Properties Trust	2,233	17,172
Summit Hotel Properties, Inc.	20,832	120,826

		1,648,344

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc., Class A(a)	15,498	169,703
Accor SA	1,032	34,711
Alsea SAB de CV(a)	102,478	372,866
Aristocrat Leisure Ltd.	15,013	392,236
Bally’s Corp.(a)	7,659	100,409
BJ’s Restaurants, Inc.(a)	4,376	102,661
Bloomin’ Brands, Inc.(b)	5,851	143,876
Booking Holdings, Inc., Series 20-2(a)	266	820,331
Boyd Gaming Corp.(b)	19,228	1,169,639
Brinker International, Inc.(a)	3,123	98,656
Carnival Corp.(a)	3,314	45,468
Carrols Restaurant Group, Inc.(a)	9,655	63,626
Century Casinos, Inc.(a)	2,317	11,886
Chuy’s Holdings, Inc.(a)	4,893	174,093
Compass Group PLC	4,090	99,557

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.(b)	547	$36,758
Denny’s Corp.(a)	5,417	45,882
El Pollo Loco Holdings, Inc.	9,164	82,018
Entain PLC	4,110	46,615
Everi Holdings, Inc.(a)	20,415	269,886
Flight Centre Travel Group Ltd.	4,089	50,623
Flutter Entertainment PLC, Class DI(a)	253	41,272
Galaxy Entertainment Group Ltd.	13,000	77,787
Gourmet Master Co. Ltd.	83,000	271,523
H World Group Ltd., ADR(a)	11,285	444,968
Hilton Grand Vacations, Inc.(a)	8,267	336,467
InterContinental Hotels Group PLC	794	58,720
La Francaise des Jeux SAEM(c)	439	14,259
Marriott Vacations Worldwide Corp.(b)	1,941	195,323
McDonald’s Corp.	6,745	1,776,903
Meituan, Class B(a)(c)	173,360	2,509,592
MGM Resorts International	14,326	526,624
Monarch Casino & Resort, Inc.	2,871	178,289
OPAP SA	25,755	431,182
Papa John’s International, Inc.(b)	2,944	200,840
Penn Entertainment, Inc.(a)	6,997	160,581
Planet Fitness, Inc., Class A(a)	1,249	61,426
PlayAGS, Inc.(a)	4,489	29,268
Royal Caribbean Cruises Ltd.(a)(b)	5,636	519,301
Sabre Corp.(a)	8,342	37,456
Sands China Ltd.(a)	5,600	17,029
Shake Shack, Inc., Class A(a)	817	47,443
Texas Roadhouse, Inc.	5,391	518,075
Travel & Leisure Co.	36,218	1,330,287
Trip.com Group Ltd.(a)	17,546	618,435
Whitbread PLC	3,035	127,752
Wingstop, Inc.(b)	915	164,554
Wowprime Corp.	25,682	208,969
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	532,500	223,592
Yum China Holdings, Inc.	13,533	754,059

		16,213,476

Household Durables — 1.3%
Arcelik A/S	47,401	281,436
Barratt Developments PLC	4,136	22,176
Beazer Homes USA, Inc.(a)	3,137	78,143
Berkeley Group Holdings PLC	709	35,407
Century Communities, Inc.(b)	5,337	356,405
D.R. Horton, Inc.	13,959	1,500,174
Electrolux AB, Class B(a)	6,966	71,785
Ethan Allen Interiors, Inc.(b)	5,293	158,261
GoPro, Inc., Class A(a)	15,289	48,007
Gree Electric Appliances, Inc. of Zhuhai, Class A	254,600	1,271,389
Helen of Troy Ltd.(a)(b)	1,367	159,337
Hisense Home Appliances Group Co. Ltd., Class H	35,000	89,612
Installed Building Products, Inc.(b)	2,630	328,461
iRobot Corp.(a)	1,787	67,727
KB Home	6,577	304,384
Leggett & Platt, Inc.	45,109	1,146,220
Lennar Corp., B Shares	47	4,805
Lennar Corp., Class A	3,152	353,749
LG Electronics, Inc.	2,475	184,678
LGI Homes, Inc.(a)	2,518	250,516
MDC Holdings, Inc.(b)	6,426	264,944
Meritage Homes Corp.(b)	2,429	297,285
NVR, Inc.(a)(b)	101	602,293
Panasonic Holdings Corp.	17,800	200,922

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup, Inc.	6,069	$449,409
Sekisui House Ltd.	50,400	1,003,032
Skyline Champion Corp.(a)	1,287	82,008
Sony Group Corp.	4,800	392,523
Taylor Morrison Home Corp.(a)(b)	13,252	564,668
Taylor Wimpey PLC, Series L	12,447	17,752
Toll Brothers, Inc.	7,185	531,403
TopBuild Corp.(a)	170	42,772
Tri Pointe Homes, Inc.(a)	14,750	403,412
Universal Electronics, Inc.(a)	2,360	21,358
Vizio Holding Corp., Class A(a)	11,464	62,020

		11,648,473

Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	640	28,250
Central Garden & Pet Co., Class A(a)	7,169	287,405
Church & Dwight Co., Inc.	2,615	239,613
Clorox Co.	5,619	736,426
Colgate-Palmolive Co.	28,075	1,996,413
Kimberly-Clark Corp.	29,814	3,603,022
Kimberly-Clark de Mexico SAB de CV, Class A	101,154	201,408
Procter & Gamble Co.	24,478	3,570,361
Reckitt Benckiser Group PLC	1,902	134,130
Reynolds Consumer Products, Inc.	178	4,562
Spectrum Brands Holdings, Inc.(b)	131	10,264

		10,811,854

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., Series 2021(b)	48,677	739,890
Brookfield Renewable Corp., Class A(b)	6,345	151,899
China Longyuan Power Group Corp. Ltd., Class H	430,000	372,928
Clearway Energy, Inc., Class A	19,092	380,313
Clearway Energy, Inc., Class C(b)	13,327	281,999
Gunkul Engineering PCL, NVDR	4,591,700	392,018
Huaneng Power International, Inc., Class H(a)	174,000	84,196
Sunnova Energy International, Inc.(a)(b)	4,130	43,241

		2,446,484

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	8,880	1,640,491
Industries Qatar QSC	63,668	239,524
Jardine Cycle & Carriage Ltd.	6,600	153,874
Keppel Corp. Ltd.	4,300	21,353
Samsung C&T Corp.	2,414	192,469
Siemens AG, Registered Shares	4,999	714,400
SK, Inc.	1,741	188,249
SM Investments Corp.	20,260	301,858
Toshiba Corp.(a)	400	12,317

		3,464,535

Industrial REITs — 0.1%
EastGroup Properties, Inc.(b)	487	81,100
First Industrial Realty Trust, Inc.	7,352	349,882
Industrial Logistics Properties Trust	17,413	50,323
LXP Industrial Trust	10,441	92,925
Nippon Prologis REIT, Inc.	4	7,468
Segro PLC	7,449	65,134
Terreno Realty Corp.(b)	6,031	342,561

		989,393

Insurance — 3.2%
Admiral Group PLC	870	25,143
Aegon NV	8,417	40,568
Ageas SA/NV	997	41,063

Security	Shares	Value

Insurance (continued)
AIA Group Ltd.	192,400	$1,555,966
Allianz SE, Registered Shares	2,005	477,142
Allstate Corp.	2,342	260,922
Ambac Financial Group, Inc.(a)	8,524	102,799
American Financial Group, Inc.	938	104,746
American International Group, Inc.	3,140	190,284
Aon PLC, Class A	672	217,876
Argo Group International Holdings Ltd.(b)	2,169	64,723
ASR Nederland NV	912	34,124
Assicurazioni Generali SpA	911	18,596
Assured Guaranty Ltd.	192	11,620
Aviva PLC	10,648	50,399
AXA SA	5,794	171,901
Axis Capital Holdings Ltd.	908	51,184
Brighthouse Financial, Inc.(a)	5,701	279,007
Cathay Financial Holding Co. Ltd.	428,325	591,426
China Life Insurance Co. Ltd., Class H	484,000	750,025
China Pacific Insurance Group Co. Ltd., Class H	189,600	472,005
Chubb Ltd.	5,592	1,164,143
CNA Financial Corp.	88	3,463
CNO Financial Group, Inc.	14,592	346,268
Crawford & Co., Class A(b)	23,858	222,834
Discovery Ltd.(a)	18,651	135,112
Donegal Group, Inc., Class A	7,365	104,988
eHealth, Inc.(a)	4,873	36,060
Everest Group Ltd.(b)	1,736	645,219
FedNat Holding Co.(a)	4,457	—
Genworth Financial, Inc., Class A(a)	14,658	85,896
Gjensidige Forsikring ASA	7,108	104,299
Globe Life, Inc.	7,280	791,554
Hanover Insurance Group, Inc.	119	13,207
Heritage Insurance Holdings, Inc.(a)	13,738	89,160
Investors Title Co.	230	34,061
Japan Post Holdings Co. Ltd.	74,600	596,810
Kemper Corp.	206	8,658
Kinsale Capital Group, Inc.	884	366,091
Legal & General Group PLC	29,730	80,221
Life Insurance Corp. of India	11,199	87,496
Lincoln National Corp.	1,818	44,886
Manulife Financial Corp.	10,265	187,578
Marsh & McLennan Cos., Inc.	11,375	2,164,663
Max Financial Services Ltd.(a)	23,792	260,191
Mercury General Corp.	14,718	412,546
MetLife, Inc.	59,010	3,712,319
MS&AD Insurance Group Holdings, Inc.	11,300	413,516
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	372	144,876
New China Life Insurance Co. Ltd., Class H	66,000	158,300
NN Group NV	9,901	317,408
Old Mutual Ltd.	136,228	86,772
Oscar Health, Inc., Class A(a)	23,719	132,115
Palomar Holdings, Inc.(a)	2,519	127,839
People’s Insurance Co. Group of China Ltd., Class H	242,000	86,572
Phoenix Group Holdings PLC	3,457	20,260
PICC Property & Casualty Co. Ltd., Class H	194,000	248,415
Ping An Insurance Group Co. of China Ltd., Class A	22,100	147,457
Ping An Insurance Group Co. of China Ltd., Class H(b)	416,500	2,362,240
Powszechny Zaklad Ubezpieczen SA	79,243	748,490
Prudential Financial, Inc.	5,501	521,990
Prudential PLC	7,108	76,406
Reinsurance Group of America, Inc.	11,884	1,725,438
SBI Life Insurance Co. Ltd.(c)	19,074	299,197

11

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Selective Insurance Group, Inc.(b)	4,959	$511,620
Selectquote, Inc.(a)(b)	9,708	11,358
Sompo Holdings, Inc.	500	21,428
Swiss Re AG	541	55,561
Talanx AG(a)	645	40,822
Tiptree, Inc.	3,973	66,587
Tokio Marine Holdings, Inc.	33,500	775,648
Travelers Cos., Inc.	15,573	2,543,227
Trupanion, Inc.(a)	2,590	73,038
Unum Group	10,773	529,924
W.R. Berkley Corp.	4,094	259,928
White Mountains Insurance Group Ltd.(b)	10	14,957

		29,730,631

Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(a)	81,604	10,678,699
Alphabet, Inc., Class C(a)	50,552	6,665,281
Auto Trader Group PLC(c)	9,584	72,014
Autohome, Inc., ADR	3,552	107,803
Baidu, Inc., Class A(a)	74,310	1,250,687
Bumble, Inc., Class A(a)	23,454	349,934
Cargurus, Inc., Class A(a)	15,801	276,833
Cars.com, Inc.(a)	7,267	122,522
Eventbrite, Inc., Class A(a)(b)	15,748	155,275
EverQuote, Inc., Class A(a)	4,196	30,337
fuboTV, Inc.(a)	24,907	66,502
Kakaku.com, Inc.	5,100	51,646
Kuaishou Technology(a)(c)	69,900	556,104
Meta Platforms, Inc., Class A(a)	29,991	9,003,598
NAVER Corp.	3,719	556,045
QuinStreet, Inc.(a)	11,818	106,007
REA Group Ltd.(b)	594	58,665
Scout24 SE(c)	315	21,842
SEEK Ltd.	2,441	34,484
Shutterstock, Inc.	6,504	247,477
Tencent Holdings Ltd.	235,700	9,136,659
TripAdvisor, Inc.(a)	341	5,654
TrueCar, Inc.(a)	10,229	21,174
Vimeo, Inc.(a)	31,515	111,563
Yelp, Inc.(a)	13,218	549,737
Ziff Davis, Inc.(a)	1,125	71,651
ZipRecruiter, Inc., Class A(a)	18,448	221,192

		40,529,385

IT Services — 0.9%
Akamai Technologies, Inc.(a)	1,511	160,982
Backblaze, Inc., Class A(a)	2,670	14,685
Capgemini SE	458	79,918
Cloudflare, Inc., Class A(a)(b)	416	26,225
Coforge Ltd.	1,665	101,939
DigitalOcean Holdings, Inc.(a)	4,322	103,858
Fastly, Inc., Class A(a)	11,661	223,541
Fujitsu Ltd.	2,200	258,744
Gartner, Inc.(a)	1,573	540,499
GoDaddy, Inc., Class A(a)	3,245	241,688
Grid Dynamics Holdings, Inc., Class A(a)	4,198	51,132
Hackett Group, Inc.	4,709	111,085
Infosys Ltd.	92,358	1,587,201
Kyndryl Holdings, Inc.(a)	676	10,208
Nomura Research Institute Ltd.	2,000	51,983
Obic Co. Ltd.	2,300	348,497
Otsuka Corp.	3,100	131,156
SCSK Corp.	3,300	57,535

Security	Shares	Value

IT Services (continued)
Shopify, Inc., Class A(a)	510	$27,838
Squarespace, Inc., Class A(a)	7,066	204,702
Tata Consultancy Services Ltd.	42,576	1,802,761
TIS, Inc.	2,600	57,172
Unisys Corp.(a)	8,540	29,463
VeriSign, Inc.(a)	6,653	1,347,432
Wix.com Ltd.(a)	2,088	191,678
Zensar Technologies Ltd.	35,631	221,294

		7,983,216

Leisure Products — 0.0%
BRP, Inc.	1,595	120,730
Mattel, Inc.(a)	1,310	28,859
Peloton Interactive, Inc., Class A(a)	989	4,995
Sega Sammy Holdings, Inc.	4,500	82,991
Topgolf Callaway Brands Corp.(a)	12,309	170,357

		407,932

Life Sciences Tools & Services — 0.4%
AbCellera Biologics, Inc.(a)	15,422	70,941
Adaptive Biotechnologies Corp.(a)	22,928	124,958
Agilent Technologies, Inc.	14,354	1,605,064
Azenta, Inc.(a)(b)	230	11,544
Bruker Corp., Series A	1,687	105,100
Codexis, Inc.(a)	12,501	23,627
Danaher Corp.	895	222,049
Eurofins Scientific SE	756	42,606
IQVIA Holdings, Inc.(a)	413	81,258
MaxCyte, Inc.(a)	7,392	23,063
Medpace Holdings, Inc.(a)	577	139,709
Mettler-Toledo International, Inc.(a)	648	718,029
NanoString Technologies, Inc.(a)(b)	7,916	13,615
Nautilus Biotechnology, Inc.(a)	2,672	8,443
OmniAb, Inc.(d)	322	—
Pacific Biosciences of California, Inc.(a)(b)	23,837	199,039
Personalis, Inc.(a)	13,965	16,898
QIAGEN NV(a)	743	30,091
Quanterix Corp.(a)	1,858	50,426
Sartorius Stedim Biotech	167	39,730
Seer, Inc., Class A(a)	5,580	12,332
Singular Genomics Systems, Inc.(a)	863	329
SomaLogic, Inc., Class A(a)(b)	17,499	41,823
Sotera Health Co.(a)	324	4,854
Thermo Fisher Scientific, Inc.	381	192,851
West Pharmaceutical Services, Inc.	315	118,191

		3,896,570

Machinery — 2.0%
Airtac International Group	4,000	121,531
Alamo Group, Inc.	790	136,559
Albany International Corp., Class A	3,718	320,789
Alstom SA	1,002	23,815
Amada Co. Ltd.	6,500	65,346
Astec Industries, Inc.(b)	4,646	218,873
Atlas Copco AB, B Shares	20,935	244,836
Caterpillar, Inc.	525	143,325
Chart Industries, Inc.(a)(b)	1,836	310,504
CIRCOR International, Inc.(a)	1,338	74,594
CNH Industrial NV	2,507	30,335
Columbus McKinnon Corp.	1,204	42,032
Commercial Vehicle Group, Inc.(a)	2,554	19,819
Cummins India Ltd.	15,493	315,749
Cummins, Inc.	865	197,618
Doosan Bobcat, Inc.	1,544	58,277

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Douglas Dynamics, Inc.	574	$17,323
Esab Corp.	159	11,165
FANUC Corp.	3,000	78,022
Federal Signal Corp.(b)	5,732	342,372
Flowserve Corp.	2,223	88,409
Franklin Electric Co., Inc.	4,895	436,781
Gates Industrial Corp. PLC(a)	326	3,785
Gencor Industries, Inc.(a)	3,415	48,254
Graco, Inc.(b)	2,371	172,798
HD Hyundai Construction Equipment Co. Ltd.	1,226	66,354
HD Hyundai Infracore Co. Ltd.	15,195	119,318
Hiwin Technologies Corp.	57,000	360,023
Hurco Cos., Inc.	1,217	27,297
Illinois Tool Works, Inc.	9,121	2,100,658
Indutrade AB	2,011	37,141
Iochpe Maxion SA	45,481	123,960
Kennametal, Inc.(b)	18,260	454,309
KION Group AG	637	24,365
Komatsu Ltd.	8,000	215,769
Kubota Corp.	29,700	436,911
Kurita Water Industries Ltd.	1,400	48,718
Manitowoc Co., Inc.(a)	12,964	195,108
Mueller Industries, Inc.(b)	5,453	409,847
Oshkosh Corp.	18,027	1,720,317
Otis Worldwide Corp.	19,780	1,588,532
PACCAR, Inc.	1,452	123,449
Parker-Hannifin Corp.	624	243,060
Proto Labs, Inc.(a)	1,877	49,553
Shyft Group, Inc.(b)	2,119	31,721
Snap-on, Inc.(b)	5,410	1,379,875
SPX Technologies, Inc.(a)	2,321	188,929
Tennant Co.	2,656	196,942
Terex Corp.(b)	10,012	576,891
Timken Co.	2,959	217,457
Toyota Industries Corp.	400	31,486
Trinity Industries, Inc.(b)	9,886	240,724
Wabash National Corp.(b)	6,708	141,673
Watts Water Technologies, Inc., Class A	5,160	891,751
Weichai Power Co. Ltd., Class A	286,200	491,818
Weichai Power Co. Ltd., Class H	160,000	216,865
Xylem, Inc.	14,225	1,294,902
Yutong Bus Co. Ltd., Class A	224,000	407,500

		18,176,134

Marine Transportation — 0.1%
Matson, Inc.	5,452	483,702
MISC Bhd	70,700	106,513

		590,215

Media — 0.7%
Cardlytics, Inc.(a)	2,552	42,108
Charter Communications, Inc., Class A(a)	1,064	467,968
Cheil Worldwide, Inc.	16,139	239,627
Comcast Corp., Class A	48,381	2,145,213
ComScore, Inc.(a)	13,300	8,165
Cumulus Media, Inc., Class A(a)	3,764	19,159
Emerald Holding, Inc.(a)	5,836	26,379
Entravision Communications Corp., Class A	21,487	78,428
EW Scripps Co., Class A(a)(b)	17,568	96,273
Fox Corp., Class A(b)	56,282	1,755,998
Fox Corp., Class B	924	26,685
Gambling.com Group Ltd.(a)	2,457	32,138
Gray Television, Inc.(b)	11,363	78,632

Security	Shares	Value

Media (continued)
iHeartMedia, Inc., Class A(a)	10,870	$34,349
Integral Ad Science Holding Corp.(a)	8,059	95,821
Liberty Broadband Corp., Class A(a)	56	5,091
Liberty Broadband Corp., Class C(a)	668	61,002
Liberty Media Corp.-Liberty SiriusXM(a)	21,837	555,970
Liberty Media Corp.-Liberty SiriusXM, Class A	20	509
MultiChoice Group(a)	42,289	165,370
News Corp., Class B(b)	394	8,223
Paramount Global, Class A(b)	26	411
PubMatic, Inc., Class A(a)	2,954	35,743
Sinclair, Inc., Class A(b)	1,224	13,733
TechTarget, Inc.(a)	3,308	100,431
TEGNA, Inc.(b)	15,158	220,852
Thryv Holdings, Inc.(a)	12,841	241,026
Townsquare Media, Inc., Class A(b)	4,070	35,490
WideOpenWest, Inc.(a)(b)	7,199	55,072

		6,645,866

Metals & Mining — 2.2%
Alcoa Corp.	14,812	430,437
Alpha Metallurgical Resources, Inc.(b)	535	138,955
Alrosa PJSC(a)(d)	667,929	69
Aluminum Corp. of China Ltd., Class H	416,000	231,411
Anglo American Platinum Ltd.	1,726	64,420
Anglo American PLC	17,812	491,783
Anglogold Ashanti PLC	9,278	149,066
ArcelorMittal SA(a)	40,811	1,021,746
ATI, Inc.(a)(b)	877	36,089
Barrick Gold Corp.	5,812	84,425
BHP Group Ltd., Class DI	27,864	782,722
BlueScope Steel Ltd.	23,325	288,845
Carpenter Technology Corp.	2,112	141,947
Century Aluminum Co.(a)(b)	6,135	44,111
Cleveland-Cliffs, Inc.(a)	10,231	159,910
Coeur Mining, Inc.(a)(b)	52,113	115,691
Commercial Metals Co.	15,894	785,322
Compass Minerals International, Inc., Series 20-A	3,748	104,757
Constellium SE, Class A(a)	3,654	66,503
Endeavour Mining PLC	9,696	190,029
Fortescue Metals Group Ltd.	30,423	404,414
Franco-Nevada Corp.	857	114,412
Freeport-McMoRan, Inc.	31,015	1,156,549
Gerdau SA, ADR(b)	31,710	151,257
Glencore PLC	32,721	186,330
Gold Fields Ltd.	28,048	304,006
Harmony Gold Mining Co. Ltd.	17,214	64,637
Harmony Gold Mining Co. Ltd., ADR	15,460	58,130
Hecla Mining Co.(b)	31,381	122,700
Hochschild Mining PLC(a)	52,450	53,393
Hyundai Steel Co.	11,235	316,044
i-80 Gold Corp.(a)(b)	16,381	25,063
Impala Platinum Holdings Ltd.	20,697	107,814
Jastrzebska Spolka Weglowa SA(a)	11,205	112,431
JFE Holdings, Inc.	46,800	685,353
Jindal Saw Ltd., Series R186	45,688	190,170
JSW Steel Ltd.	11,790	110,290
Kaiser Aluminum Corp.(b)	2,412	181,527
KGHM Polska Miedz SA	11,062	281,810
Kobe Steel Ltd.	6,900	89,871
Materion Corp.	2,127	216,763
MMC Norilsk Nickel PJSC(a)(d)	651	—
Newcrest Mining Ltd.	3,459	54,502
Newmont Corp.(b)	17,828	658,745

13

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nippon Steel Corp.	11,900	$278,795
NMDC Ltd.	60,381	107,199
Northam Platinum Holdings Ltd.	59,553	361,147
Novagold Resources, Inc.(a)	33,947	130,356
Nucor Corp.	3,771	589,596
Olympic Steel, Inc.	2,690	151,205
POSCO Holdings, Inc.	2,142	843,881
Press Metal Aluminium Holdings Bhd	253,400	253,714
Rio Tinto Ltd.	5,413	390,428
Rio Tinto PLC	3,585	225,111
Ryerson Holding Corp.(b)	3,894	113,276
Saudi Arabian Mining Co.(a)	50,698	545,801
Schnitzer Steel Industries, Inc., Class A	8,859	246,723
SeAH Besteel Holdings Corp.	6,950	126,403
Severstal PAO(a)(d)	6,166	1
Sibanye Stillwater Ltd.	140,365	215,487
Southern Copper Corp.(b)	4,840	364,404
SSAB AB, A Shares	14,469	81,532
SSR Mining, Inc.	698	9,276
Steel Dynamics, Inc.	5,996	642,891
SunCoke Energy, Inc.	9,914	100,627
thyssenkrupp AG	66,713	507,173
Tredegar Corp.	4,565	24,697
U.S. Steel Corp.	946	30,726
Vale SA	108,076	1,453,040
Vale SA, ADR	80,049	1,072,657
Vedanta Ltd.	41,553	111,362
Warrior Met Coal, Inc.	2,507	128,058
Worthington Industries, Inc.	485	29,983
Zhongjin Gold Corp. Ltd., Class A	51,200	76,529

		20,186,527

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty Trust, Inc.(b)	15,955	242,197
Granite Point Mortgage Trust, Inc.	2,889	14,098
Great Ajax Corp.	5,215	33,584
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	8,891	188,489
KKR Real Estate Finance Trust, Inc.(b)	6,718	79,743
Ladder Capital Corp., Class A	21,464	220,221

		778,332

Multi-Utilities — 0.1%
Avista Corp.(b)	3,686	119,316
Black Hills Corp.	1,166	58,988
Engie SA	6,852	105,083
National Grid PLC	16,556	197,999
Qatar Electricity & Water Co. QSC	17,862	85,836
Veolia Environnement SA	3,127	90,390
YTL Power International Bhd	278,900	121,638

		779,250

Office REITs — 0.2%
Brandywine Realty Trust	38,722	175,798
Corporate Office Properties Trust(b)	23,769	566,415
Creative Media & Community Trust Corp.(b)	5,364	21,724
Equity Commonwealth	12,962	238,112
Highwoods Properties, Inc.(b)	352	7,255
Hudson Pacific Properties, Inc.(b)	16,867	112,166
Paramount Group, Inc.(b)	55,166	254,867
Piedmont Office Realty Trust, Inc., Class A	46,083	258,986

		1,635,323

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.2%
Aldrees Petroleum and Transport Services Co.	7,344	$274,381
Ardmore Shipping Corp.	11,802	153,544
Bangchak Corp. PCL, NVDR	586,600	657,974
Berry Corp.	6,574	53,907
Bharat Petroleum Corp. Ltd.	56,379	235,184
BP PLC	59,823	385,615
California Resources Corp.(b)	3,087	172,903
Callon Petroleum Co.(a)	5,122	200,373
Canadian Natural Resources Ltd.	942	60,921
Cenovus Energy, Inc.	1,971	41,038
Cheniere Energy, Inc.	963	159,819
Chevron Corp.	18,447	3,110,533
China Petroleum & Chemical Corp., Class H	1,249,400	679,530
China Suntien Green Energy Corp. Ltd., Class H	365,000	126,037
Chord Energy Corp.	3,111	504,200
Clean Energy Fuels Corp.(a)	11,916	45,638
Comstock Resources, Inc.	15,543	171,439
ConocoPhillips	17,934	2,148,493
CVR Energy, Inc.(b)	10,587	360,276
Delek U.S. Holdings, Inc.	7,564	214,893
Denbury, Inc.(a)	2,637	258,452
Devon Energy Corp.	42,864	2,044,613
DHT Holdings, Inc.	23,540	242,462
Dorian LPG Ltd.	3,504	100,670
Energy Fuels, Inc.(a)	13,852	113,863
Eni SpA	6,377	102,439
Enviva, Inc.(b)	3,393	25,346
EOG Resources, Inc.	6,693	848,405
Equinor ASA	11,992	393,002
Equitrans Midstream Corp.(b)	20,655	193,537
Evolution Petroleum Corp.(b)	5,570	38,099
Exxon Mobil Corp.	29,027	3,412,995
FLEX LNG Ltd.(a)(b)	1,379	41,591
Gazprom PJSC(a)(d)	123,918	13
Gevo, Inc.(a)(b)	16,985	20,212
Gulfport Energy Corp.(a)	611	72,501
Hess Corp.	868	132,804
Imperial Oil Ltd.	664	40,898
LUKOIL PJSC(d)	31,813	3
Magnolia Oil & Gas Corp., Class A(b)	43,837	1,004,306
Marathon Oil Corp.	19,631	525,129
Marathon Petroleum Corp.	4,991	755,338
Matador Resources Co.(b)	10,876	646,904
MOL Hungarian Oil & Gas PLC	11,902	90,150
Murphy Oil Corp.(b)	26,747	1,212,976
Neste OYJ	1,241	42,031
Nordic American Tankers Ltd.	15,001	61,804
Novatek PJSC(d)	33,690	3
Occidental Petroleum Corp.(b)	1,281	83,111
ORLEN SA	35,413	474,455
Ovintiv, Inc.(b)	4,168	198,272
Par Pacific Holdings, Inc.(a)	5,136	184,588
PBF Energy, Inc., Class A	9,804	524,808
PetroChina Co. Ltd., Class A	252,600	276,314
PetroChina Co. Ltd., Class H	1,945,700	1,458,170
Petronas Dagangan Bhd	14,700	70,068
Pioneer Natural Resources Co.	5,481	1,258,164
PTT Exploration & Production PCL, NVDR	310,800	1,450,237
Rabigh Refining & Petrochemical Co.(a)	60,656	175,200
Reliance Industries Ltd.	93,532	2,633,361
Repsol SA	2,419	39,790
REX American Resources Corp.(a)	2,629	107,053

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co.(c)	91,397	$851,462
Scorpio Tankers, Inc.	3,901	211,122
SFL Corp. Ltd.	9,637	107,453
Shell PLC	21,147	670,238
SK Innovation Co. Ltd.(a)	2,089	229,206
SM Energy Co.	17,160	680,394
S-Oil Corp.	2,924	171,014
Southwestern Energy Co.(a)	13,649	88,036
Targa Resources Corp.	15,756	1,350,604
Tatneft PJSC(d)	79,242	8
Teekay Corp.(a)	4,009	24,736
Teekay Tankers Ltd., Class A	1,758	73,186
Texas Pacific Land Corp.	46	83,884
TotalEnergies SE	7,745	509,228
Ultrapar Participacoes SA	29,646	110,585
Ur-Energy, Inc.(a)	12,570	19,358
Valero Energy Corp.	14,306	2,027,303
World Kinect Corp.(b)	11,409	255,904

		38,574,556

Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)(b)	2,156	79,945
Allegiant Travel Co.(b)	1,160	89,158
American Airlines Group, Inc., Series AA(a)(b)	19,436	248,975
Blade Air Mobility, Inc., Class A(a)	6,122	15,856
China Airlines Ltd.	667,000	438,786
Copa Holdings SA, Class A	142	12,655
Delta Air Lines, Inc.	6,084	225,108
easyJet PLC(a)	17,362	89,993
Eva Airways Corp.	93,000	85,797
Hawaiian Holdings, Inc.(a)(b)	14,280	90,392
JetBlue Airways Corp.(a)(b)	74,154	341,108
Korean Air Lines Co. Ltd.	14,692	236,532
Qantas Airways Ltd.(a)	27,360	90,575
SkyWest, Inc.(a)	2,714	113,825
Spirit Airlines, Inc.(b)	6,812	112,398
United Airlines Holdings, Inc., Series 16-2(a)	18,556	784,919

		3,056,022

Personal Care Products — 0.4%
Amorepacific Group	14,153	319,167
Beiersdorf AG	1,640	211,542
BellRing Brands, Inc.(a)	11,341	467,590
elf Beauty, Inc.(a)	5,419	595,169
Estee Lauder Cos., Inc., Class A	5,429	784,762
Kenvue, Inc.	3,399	68,252
Kobayashi Pharmaceutical Co. Ltd., Series R186	2,000	89,202
LG H&H Co. Ltd.	857	282,733
L’Oreal SA	961	398,250
Medifast, Inc.	565	42,290
Natural Health Trends Corp.	3	16
Nature’s Sunshine Products, Inc.(a)	2,156	35,725
Nu Skin Enterprises, Inc., Class A(b)	1,585	33,618
Oddity Tech Ltd., Class A(b)	1,121	31,780
Olaplex Holdings, Inc.(a)	277	540
Unilever PLC	8,840	437,286
USANA Health Sciences, Inc.(a)	1,307	76,603

		3,874,525

Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(a)	3,568	24,441
Alkem Laboratories Ltd.	4,918	213,229
Amneal Pharmaceuticals, Inc., Class A(a)(b)	10,317	43,538

Security	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.(a)	3,348	$153,975
Amylyx Pharmaceuticals, Inc.(a)	1,056	19,335
ANI Pharmaceuticals, Inc.(a)	2,464	143,060
Arvinas, Inc.(a)	8,405	165,074
Astellas Pharma, Inc.	5,000	69,208
AstraZeneca PLC	4,608	621,547
Atea Pharmaceuticals, Inc.(a)	15,808	47,424
Axsome Therapeutics, Inc.(a)	474	33,128
Bristol-Myers Squibb Co.	65,365	3,793,785
CanSino Biologics, Inc., Class H(a)(c)	22,800	71,041
China Medical System Holdings Ltd.	78,000	117,725
Collegium Pharmaceutical, Inc.(a)	8,167	182,533
Corcept Therapeutics, Inc.(a)	15,556	423,823
CSPC Pharmaceutical Group Ltd.	543,520	397,500
Cymabay Therapeutics, Inc.(a)	3,573	53,273
Daewoong Pharmaceutical Co. Ltd.	1,731	144,558
Daiichi Sankyo Co. Ltd.	4,700	128,673
Dong-E-E-Jiao Co. Ltd., Class A	54,400	366,536
Dr Reddy’s Laboratories Ltd.	3,364	225,758
Dr Reddy’s Laboratories Ltd., ADR(b)	6,017	402,357
Eli Lilly & Co.	11,197	6,014,245
Endo International PLC(a)	21,487	174
Evolus, Inc.(a)	2,890	26,415
GSK PLC	12,860	232,686
Hansoh Pharmaceutical Group Co. Ltd.(c)	138,000	187,350
Harmony Biosciences Holdings, Inc.(a)	6,749	221,165
Hikma Pharmaceuticals PLC	1,233	31,310
HK inno N Corp.	4,381	136,702
Innoviva, Inc.(a)	2,064	26,811
Intra-Cellular Therapies, Inc.(a)	4,802	250,136
Ipsen SA	263	34,459
Jazz Pharmaceuticals PLC(a)	786	101,740
Johnson & Johnson	17,869	2,783,097
Kyowa Kirin Co. Ltd.	1,300	22,603
Ligand Pharmaceuticals, Inc.(a)	1,948	116,724
Luye Pharma Group Ltd.(a)(c)	211,000	94,396
Merck & Co., Inc.	13,301	1,369,338
Mind Medicine MindMed, Inc.(a)	1,006	3,149
Natco Pharma Ltd.	22,347	234,742
Nektar Therapeutics(a)	28,298	16,854
NGM Biopharmaceuticals, Inc.(a)	11,888	12,720
Novartis AG, Registered Shares	8,993	918,443
Novo Nordisk A/S, Class B	12,547	1,142,419
Nuvation Bio, Inc., Class A(a)	13,562	18,173
Omeros Corp.(a)(b)	4,536	13,245
Otsuka Holdings Co. Ltd.	1,000	35,505
Pacira BioSciences, Inc.(a)	6,409	196,628
Pfizer, Inc.	35,175	1,166,755
Phibro Animal Health Corp., Class A	4,604	58,793
Prestige Consumer Healthcare, Inc.(a)	9,274	530,380
Revance Therapeutics, Inc.(a)	7,811	89,592
Royalty Pharma PLC, Class A	1,258	34,142
Sanofi	3,619	388,591
Scilex Holding Co., (Acquired 01/06/23, Cost: $100,430)(e)	9,583	13,181
Shionogi & Co. Ltd.	5,000	223,022
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	75,400	301,512
Sino Biopharmaceutical Ltd.	827,000	297,681
Sun Pharmaceutical Industries Ltd.	5,730	79,764
Supernus Pharmaceuticals, Inc.(a)	14,576	401,860
Tarsus Pharmaceuticals, Inc.(a)	527	9,365
Teva Pharmaceutical Industries Ltd., ADR(a)	3,996	40,759

15

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
TherapeuticsMD, Inc.(a)	745	$2,250
Xeris Biopharma Holdings, Inc.(a)	10,971	20,406
Zoetis, Inc., Class A	4,962	863,289
Zydus Lifesciences Ltd.	61,365	453,718

		27,057,810

Professional Services — 0.7%
ASGN, Inc.(a)	2,751	224,702
Automatic Data Processing, Inc.	337	81,075
CACI International, Inc., Class A(a)	78	24,487
CSG Systems International, Inc.(b)	5,302	271,038
Dun & Bradstreet Holdings, Inc.	549	5,484
ExlService Holdings, Inc.(a)	24,398	684,120
Exponent, Inc.	5,073	434,249
Firstsource Solutions Ltd.	68,496	137,816
Franklin Covey Co.(a)	2,810	120,605
Genpact Ltd.(b)	33,863	1,225,841
Huron Consulting Group, Inc.(a)	2,909	303,001
Insperity, Inc.	7,396	721,850
KBR, Inc.(b)	4,231	249,375
Kelly Services, Inc., Class A(b)	5,625	102,319
Korn Ferry	5,882	279,042
L&T Technology Services Ltd.(c)	7,462	409,530
Legalzoom.com, Inc.(a)	8,002	87,542
Mistras Group, Inc.(a)(b)	5,359	29,207
Parsons Corp.(a)	532	28,914
Paycom Software, Inc.	281	72,855
Paycor HCM, Inc.(a)(b)	155	3,539
Paylocity Holding Corp.(a)	412	74,860
Recruit Holdings Co. Ltd.	11,300	345,724
RELX PLC	2,889	97,475
Teleperformance	169	21,219
Thomson Reuters Corp.	268	32,785
TriNet Group, Inc.(a)	2,624	305,643
TTEC Holdings, Inc.	2,664	69,850
Upwork, Inc.(a)	5,864	66,615
Verisk Analytics, Inc.	133	31,420
Wolters Kluwer NV	1,353	163,815

		6,705,997

Real Estate Management & Development — 0.3%
A-Living Smart City Services Co. Ltd., Class H(a)(c)	247,750	139,486
Altisource Portfolio Solutions SA(a)	3,960	15,800
Anywhere Real Estate, Inc.(a)	16,990	109,246
China Resources Land Ltd.	72,000	285,922
China Vanke Co. Ltd., Class H	131,200	144,318
CK Asset Holdings Ltd.	10,500	55,152
Compass, Inc., Class A(a)	15,002	43,506
eXp World Holdings, Inc.(b)	5,832	94,712
Forestar Group, Inc.(a)	1,774	47,792
Howard Hughes Holdings, Inc.(a)	114	8,451
KE Holdings, Inc., ADR	22,773	353,437
Multiplan Empreendimentos Imobiliarios SA	93,847	458,728
Opendoor Technologies, Inc.(a)	51,284	135,390
Poly Property Services Co. Ltd., Class H	72,800	292,997
Redfin Corp.(a)	5,465	38,474
RMR Group, Inc., Class A	6,460	158,399
SM Prime Holdings, Inc.	264,700	141,755
St. Joe Co.(b)	1,640	89,101
Sun Hung Kai Properties Ltd.	7,000	74,690
WeWork, Inc., Class A(a)	12,288	36,987

Security	Shares	Value

Real Estate Management & Development (continued)
WHA Corp. PCL, NVDR	3,267,000	$470,043
Wharf Real Estate Investment Co. Ltd.	9,000	34,685
Zillow Group, Inc., Class A(a)	187	8,376

		3,237,447

Residential REITs — 0.5%
Camden Property Trust(b)	22,727	2,149,520
Clipper Realty, Inc.	8,752	45,335
Elme Communities	8,033	109,570
Equity Residential	27,648	1,623,214
Independence Realty Trust, Inc.	31,054	436,930
NexPoint Residential Trust, Inc.	5,098	164,054
UMH Properties, Inc.	3,612	50,640

		4,579,263

Retail REITs — 0.1%
Acadia Realty Trust	15,633	224,334
Getty Realty Corp.	1,536	42,593
Kite Realty Group Trust(b)	26,414	565,788
Macerich Co.(b)	1,635	17,838
Pennsylvania Real Estate Investment Trust(a)	1,203	469
Phillips Edison & Co., Inc.(b)	576	19,319
RPT Realty	20,574	217,261
Tanger Factory Outlet Centers, Inc.(b)	12,430	280,918

		1,368,520

Semiconductors & Semiconductor Equipment — 6.1%
ADATA Technology Co. Ltd.	34,162	89,624
Advanced Micro Devices, Inc., Series E(a)	6,792	698,353
Aehr Test Systems(a)	420	19,194
Ambarella, Inc.(a)	4,853	257,355
Amkor Technology, Inc.	11,687	264,126
ams-OSRAM AG(a)	14,903	69,729
Applied Materials, Inc.	31,108	4,306,903
ARM Holdings PLC, ADR(a)(b)	4,922	263,425
ASMedia Technology, Inc.	8,000	287,301
ASML Holding NV(a)	1,229	723,574
Axcelis Technologies, Inc.(a)	5,102	831,881
Broadcom, Inc.	1,294	1,074,770
Cirrus Logic, Inc.(a)	946	69,966
Cohu, Inc.(a)	3,968	136,658
Credo Technology Group Holding Ltd.(a)	5,511	84,043
Diodes, Inc.(a)	4,184	329,867
Elan Microelectronics Corp.	118,000	488,378
eMemory Technology, Inc.	6,000	376,703
First Solar, Inc.(a)	209	33,772
FormFactor, Inc.(a)	5,021	175,434
Global Mixed Mode Technology, Inc.	25,000	202,549
Infineon Technologies AG	15,145	501,614
Intel Corp.	76,927	2,734,755
inTEST Corp.(a)	2,214	33,586
ITE Technology, Inc.	55,000	267,879
KLA Corp.	1,249	572,866
Kulicke & Soffa Industries, Inc.(b)	7,742	376,493
Lam Research Corp.	3,740	2,344,120
Lattice Semiconductor Corp.(a)	3,981	342,087
Marvell Technology, Inc.	1,950	105,553
Maxeon Solar Technologies Ltd.(a)	1,497	17,350
MaxLinear, Inc.(a)	26,038	579,345
MediaTek, Inc.	99,000	2,263,423
Microchip Technology, Inc.	3,086	240,862
Micron Technology, Inc.	8,538	580,840

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Novatek Microelectronics Corp.	34,000	$446,474
NVIDIA Corp.	31,309	13,619,102
NXP Semiconductors NV	2,204	440,624
Onto Innovation, Inc.(a)	1,909	243,436
Phison Electronics Corp.	69,000	977,382
Photronics, Inc.(a)	6,969	140,843
Power Integrations, Inc.(b)	5,588	426,420
Qorvo, Inc.(a)	1,372	130,985
QUALCOMM, Inc.	19,768	2,195,434
Radiant Opto-Electronics Corp.	54,000	205,750
Rambus, Inc.(a)	4,209	234,820
Realtek Semiconductor Corp.	23,000	282,403
Renesas Electronics Corp.(a)	2,400	36,660
SCREEN Holdings Co. Ltd.	1,000	48,596
Silergy Corp.	9,000	85,309
Silicon Laboratories, Inc.(a)(b)	2,293	265,736
SK Hynix, Inc.	13,807	1,168,965
Skyworks Solutions, Inc.	376	37,070
SMA Solar Technology AG(a)	625	40,423
STMicroelectronics NV	427	18,414
Synaptics, Inc.(a)	3,854	344,702
Taiwan Semiconductor Manufacturing Co. Ltd.	757,000	12,343,818
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	1,164	101,152
Tokyo Electron Ltd.	3,400	464,414
Tower Semiconductor Ltd.(a)	4,327	106,271
United Microelectronics Corp.	77,000	108,121
Visual Photonics Epitaxy Co. Ltd.	47,000	215,907

		56,473,609

Software — 6.4%
8x8, Inc.(a)	17,042	42,946
A10 Networks, Inc.	11,232	168,817
ACI Worldwide, Inc.(a)	10,755	242,633
Adobe, Inc.(a)	7,494	3,821,191
Agilysys, Inc.(a)	852	56,368
Alarm.com Holdings, Inc.(a)	5,954	364,028
Alkami Technology, Inc.(a)	1,287	23,449
Alteryx, Inc., Class A(a)	195	7,350
ANSYS, Inc.(a)(b)	539	160,379
Appfolio, Inc., Class A(a)	2,019	368,730
Asana, Inc., Class A(a)	10,633	194,690
Atlassian Corp., Class A(a)	429	86,448
Aurora Innovation, Inc., Class A(a)	32,517	76,415
Autodesk, Inc.(a)	4,112	850,814
Birlasoft Ltd.	131,462	761,294
Bit Digital, Inc.(a)	16,526	35,366
Blackbaud, Inc.(a)	442	31,081
Blackline, Inc.(a)	8,023	445,036
Box, Inc., Class A(a)	16,030	388,086
Braze, Inc., Class A(a)	2,975	139,022
C3.ai, Inc., Class A(a)(b)	3,698	94,373
Cadence Design Systems, Inc.(a)	7,097	1,662,827
Cerence, Inc.(a)	1,281	26,094
Check Point Software Technologies Ltd.(a)	1,970	262,562
Cleanspark, Inc.(a)	9,070	34,557
Clear Secure, Inc., Class A(b)	5,198	98,970
CommVault Systems, Inc., Series 20-A(a)	5,626	380,374
Crowdstrike Holdings, Inc., Class A(a)	1,076	180,101
Dassault Systemes SE	2,999	111,390
Descartes Systems Group, Inc.(a)	504	36,991
DocuSign, Inc.(a)	1,189	49,938
Domo, Inc., Class B(a)	5,224	51,247

Security	Shares	Value

Software (continued)
EngageSmart, Inc.(a)(b)	12,546	$225,702
Everbridge, Inc.(a)	6,684	149,855
Expensify, Inc., Class A(a)	5,459	17,742
Fair Isaac Corp.(a)	259	224,949
Fortinet, Inc.(a)	17,838	1,046,734
Freshworks, Inc., Class A(a)	12,471	248,422
HubSpot, Inc.(a)	143	70,427
Informatica, Inc., Class A(a)	115	2,423
Intapp, Inc.(a)	2,456	82,325
Intuit, Inc.	707	361,235
Kingdee International Software Group Co. Ltd.(a)	172,000	210,506
Klaviyo, Inc., Series A	1,386	47,817
LivePerson, Inc.(a)	16,581	64,500
LiveRamp Holdings, Inc.(a)	5,750	165,830
Manhattan Associates, Inc.(a)	12,486	2,467,983
Marathon Digital Holdings, Inc.(a)(b)	5,174	43,979
Marin Software, Inc.(a)	1,610	684
Matterport, Inc., Class A(a)	11,903	25,829
Microsoft Corp.	91,152	28,781,244
MicroStrategy, Inc., Class A(a)(b)	625	205,175
Model N, Inc.(a)	7,950	194,059
N-able, Inc.(a)	4,027	51,948
nCino, Inc.(a)(b)	192	6,106
NCR Corp.(a)	4,281	115,459
Nemetschek SE	342	20,814
New Relic, Inc.(a)	176	15,069
Nice Ltd.(a)	1,426	243,217
Nutanix, Inc., Class A(a)	1,436	50,088
Olo, Inc., Class A(a)	8,500	51,510
Oracle Corp.	11,178	1,142,576
PagerDuty, Inc.(a)	1,824	41,022
Palo Alto Networks, Inc.(a)	2,586	606,262
Pegasystems, Inc.(b)	136	5,904
PROS Holdings, Inc.(a)(b)	4,224	146,235
Q2 Holdings, Inc.(a)	18,635	601,351
Qualys, Inc.(a)(b)	3,833	584,724
Rapid7, Inc.(a)	8,800	402,864
RingCentral, Inc., Class A(a)	5,657	167,617
Riot Platforms, Inc.(a)(b)	7,606	70,964
Roper Technologies, Inc.	380	184,026
Sage Group PLC	5,395	64,923
Salesforce, Inc.(a)	12,151	2,463,980
SAP SE	1,171	151,577
Sapiens International Corp. NV(b)	3,960	112,583
SEMrush Holdings, Inc., Class A(a)	7,769	66,036
ServiceNow, Inc.(a)	2,480	1,386,221
SolarWinds Corp.(a)	2,322	21,920
Splunk, Inc.(a)	1,516	221,715
Sprinklr, Inc., Class A(a)	13,766	190,521
Sprout Social, Inc., Class A(a)(b)	4,484	223,662
SPS Commerce, Inc.(a)	1,195	203,879
Synchronoss Technologies, Inc.(a)	11,580	11,117
Synopsys, Inc.(a)	1,039	476,870
Tenable Holdings, Inc.(a)	9,889	443,027
Teradata Corp.(a)	11,387	512,643
Upland Software, Inc.(a)(b)	8,112	37,477
Varonis Systems, Inc.(a)	16,430	501,772
Verint Systems, Inc.(a)	7,544	173,437
Vertex, Inc., Class A(a)(b)	2,765	63,871
Viant Technology, Inc., Class A(a)	1,855	10,388
VMware, Inc., Class A(a)	2,140	356,267
WiseTech Global Ltd.	1,142	47,405

17

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday, Inc., Class A(a)	1,178	$253,093
Workiva, Inc., Class A(a)(b)	3,494	354,082
Xero Ltd.(a)	603	43,366
Yext, Inc.(a)	10,148	64,237
Zeta Global Holdings Corp., Class A(a)(b)	13,423	112,082
Zuora, Inc., Class A(a)	22,716	187,180

		59,154,074

Specialized REITs — 0.2%
EPR Properties(b)	254	10,551
Outfront Media, Inc.(b)	32,976	333,057
Rayonier, Inc.(b)	487	13,860
SBA Communications Corp.	5,157	1,032,277

		1,389,745

Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A(a)	12,604	88,228
Aaron’s Co., Inc.	12,555	131,451
ABC-Mart, Inc.	2,700	48,525
Abercrombie & Fitch Co., Class A(a)	3,792	213,755
Academy Sports & Outdoors, Inc.(b)	3,613	170,787
Ace Hardware Indonesia Tbk PT	3,899,000	189,211
Advance Auto Parts, Inc.(b)	4,168	233,116
American Eagle Outfitters, Inc.(b)	16,911	280,892
America’s Car-Mart, Inc.(a)(b)	661	60,144
Asbury Automotive Group, Inc.(a)	1,761	405,153
AutoNation, Inc.(a)	4,655	704,767
AutoZone, Inc.(a)	157	398,778
Best Buy Co., Inc.(b)	18,197	1,264,146
Boot Barn Holdings, Inc.(a)(b)	1,254	101,812
Burlington Stores, Inc.(a)	2,760	373,428
C&A MODAS SA(a)	75,755	82,890
CarMax, Inc.(a)	2,610	184,605
CarParts.com, Inc.(a)	10,738	44,241
Carvana Co., Class A(a)(b)	8,781	368,626
Chico’s FAS, Inc.(a)	22,705	169,833
Children’s Place, Inc.(a)	1,681	45,437
Citi Trends, Inc.(a)	1,376	30,575
Conn’s, Inc.(a)	6,033	23,830
Container Store Group, Inc.(a)	5,350	12,037
Dufry AG, Registered Shares(a)	4,843	183,869
Fast Retailing Co. Ltd.	1,700	370,286
Five Below, Inc., Series C(a)	2,638	424,454
Foot Locker, Inc.(b)	6,968	120,895
Gap, Inc.(b)	648	6,888
Group 1 Automotive, Inc.(b)	3,181	854,767
Home Depot, Inc.	11,430	3,453,689
Industria de Diseno Textil SA	1,402	52,171
JB Hi-Fi Ltd.(b)	7,196	209,012
JD Sports Fashion PLC	10,049	18,254
Kingfisher PLC	7,173	19,472
Lands’ End, Inc.(a)	1,079	8,060
Lithia Motors, Inc.(b)	162	47,843
Lojas Renner SA	88,223	235,189
Lowe’s Cos., Inc.	5,837	1,213,162
Murphy USA, Inc.(b)	2,659	908,660
National Vision Holdings, Inc.(a)	4,864	78,700
ODP Corp.(a)	5,632	259,917
O’Reilly Automotive, Inc.(a)	1,865	1,695,024
Overstock.com, Inc.(a)	3,791	59,974
Penske Automotive Group, Inc.(b)	3,562	595,068
Petco Health & Wellness Co., Inc.(a)	190	777
Revolve Group, Inc., Class A(a)(b)	17,693	240,802

Security	Shares	Value

Specialty Retail (continued)
RH(a)	596	$157,559
Ross Stores, Inc.	1,420	160,389
Sally Beauty Holdings, Inc.(a)	5,120	42,906
Shift Technologies, Inc., Class A(a)(b)	304	486
Shoe Carnival, Inc.(b)	2,567	61,685
Signet Jewelers Ltd.(b)	543	38,993
Stitch Fix, Inc., Class A(a)(b)	22,669	78,208
TJX Cos., Inc.	38,591	3,429,968
Trent Ltd.	6,698	167,414
Truworths International Ltd.	104,182	420,937
Upbound Group, Inc., Class A(b)	8,383	246,879
Urban Outfitters, Inc.(a)	8,616	281,657
Victoria’s Secret & Co.(a)	256	4,270
Warby Parker, Inc., Class A(a)	15,871	208,862
Wayfair, Inc., Class A(a)	2,098	127,076
Winmark Corp.	471	175,744
Zalando SE(a)(c)	5,519	122,623
Zhongsheng Group Holdings Ltd.	154,500	432,582
Zumiez, Inc.(a)	8,276	147,313

		22,988,751

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc., Series BB	161,805	27,702,634
Asustek Computer, Inc.	16,000	182,065
Dell Technologies, Inc., Class C	9,888	681,283
FUJIFILM Holdings Corp.	1,700	98,346
Getac Holdings Corp.	171,000	411,881
Hewlett Packard Enterprise Co.	118,187	2,052,908
HP, Inc.	4,663	119,839
IonQ, Inc.(a)(b)	1,799	26,769
Lite-On Technology Corp.	32,000	120,813
Logitech International SA, Registered Shares	597	41,073
Quanta Computer, Inc.	120,000	898,093
Samsung Electronics Co. Ltd.	168,471	8,516,901
Super Micro Computer, Inc.(a)(b)	3,478	953,737
Turtle Beach Corp.(a)	3,539	32,117
Wistron Corp.	120,000	380,023
Xerox Holdings Corp.(b)	19,057	299,004
Xiaomi Corp., Class B(a)(c)	525,000	822,469

		43,339,955

Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd.	107,800	1,206,210
Bosideng International Holdings Ltd.	186,000	79,846
Capri Holdings Ltd.(a)	52	2,736
Carter’s, Inc.(b)	124	8,575
Crocs, Inc.(a)	2,063	182,018
Culp, Inc.(a)	3,408	19,017
Ermenegildo Zegna NV	2,730	38,002
Figs, Inc., Class A(a)(b)	17,269	101,887
Fossil Group, Inc.(a)	10,184	20,979
Hermes International	62	113,015
Kering SA	65	29,534
Kontoor Brands, Inc.(b)	4,091	179,636
LPP SA	39	116,054
Lululemon Athletica, Inc.(a)	2,613	1,007,599
LVMH Moet Hennessy Louis Vuitton SE	667	503,472
Makalot Industrial Co. Ltd.	75,000	781,095
Moncler SpA	614	35,584
NIKE, Inc., Class B(b)	2,717	259,800
Oxford Industries, Inc.(b)	1,073	103,147
Skechers USA, Inc., Class A(a)(b)	30,960	1,515,492
Tapestry, Inc.	3,587	103,126

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A(a)	617	$4,226
Under Armour, Inc., Class C(a)	626	3,994
Unifi, Inc.(a)	3,363	23,877

		6,438,921

Tobacco — 0.1%
British American Tobacco PLC	20,146	632,558
Imperial Brands PLC	3,549	71,996
ITC Ltd.	53,886	287,914
Turning Point Brands, Inc.	2,032	46,919

		1,039,387

Trading Companies & Distributors — 1.0%
AerCap Holdings NV(a)	1,016	63,673
Applied Industrial Technologies, Inc.	4,362	674,409
Ashtead Group PLC	1,334	80,897
Beacon Roofing Supply, Inc.(a)	793	61,196
BlueLinx Holdings, Inc.(a)	1,160	95,224
Boise Cascade Co.(b)	8,700	896,448
DXP Enterprises, Inc.(a)	946	33,053
GATX Corp.(b)	5,057	550,353
Global Industrial Co.	3,591	120,299
GMS, Inc.(a)	7,861	502,868
H&E Equipment Services, Inc.	6,975	301,250
Herc Holdings, Inc.	4,209	500,618
ITOCHU Corp.	11,100	400,865
Karat Packaging, Inc.	2,326	53,638
LX International Corp.	6,761	142,782
McGrath RentCorp(b)	4,543	455,390
Mitsubishi Corp.	6,500	309,727
Mitsui & Co. Ltd.	3,700	134,199
MRC Global, Inc.(a)	2,681	27,480
NOW, Inc.(a)	14,933	177,255
Rush Enterprises, Inc., Class A(b)	15,409	629,150
Titan Machinery, Inc.(a)	2,228	59,220
W.W.Grainger, Inc.	3,803	2,631,068

		8,901,062

Transportation Infrastructure — 0.1%
Aena SME SA(c)	519	78,098
Aeroports de Paris	465	54,838
EcoRodovias Infraestrutura e Logistica SA	73,152	112,641
Getlink SE	1,653	26,352
Grupo Aeroportuario del Centro Norte SAB de CV	33,086	359,081
Malaysia Airports Holdings Bhd	79,000	119,966

		750,976

Water Utilities — 0.0%
California Water Service Group(b)	1,441	68,174
Severn Trent PLC	2,583	74,533
United Utilities Group PLC	6,343	73,293

		216,000

Wireless Telecommunication Services — 0.1%
Axiata Group Bhd	164,700	87,293
Bharti Airtel Ltd.	24,999	278,397
Far EasTone Telecommunications Co. Ltd.	50,000	112,620
Maxis Bhd	99,000	85,104
SoftBank Group Corp.	9,000	379,129

Security	Shares	Value

Wireless Telecommunication Services (continued)
Telephone and Data Systems, Inc.(b)	10,959	$200,659
U.S. Cellular Corp.(a)	2,808	120,660

		1,263,862

Total Common Stocks — 89.9% (Cost: $760,326,275)		830,623,792

Preferred Securities

Preferred Stocks — 0.4%

Banks — 0.1%
Banco Bradesco SA	361,097	1,027,283
Itau Unibanco Holding SA	39,039	211,328

		1,238,611

Chemicals — 0.1%
Braskem SA, Series A(a)	175,257	715,456

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	45,073	111,280
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	60,504	281,663

		392,943

Machinery — 0.0%
Marcopolo SA	124,635	144,309

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA	110,802	763,582

Passenger Airlines(a) — 0.0%
Azul SA	88,449	254,795
Gol Linhas Aereas Inteligentes SA, Preference Shares	91,103	119,802

		374,597

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 07/26/81(a)	7	97

Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A(a)(f)	1,463	38,638

		3,668,233

Total Preferred Securities — 0.4% (Cost: $3,475,457)		3,668,233

Rights

Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	4,999
Catalyst Biosciences, Inc., CVR(d)	6,436	852
Chinook Therapeutics, Inc., CVR(d)	3,288	1,414
Prevail Therapeutics, Inc., CVR(d)	1,105	552
Radius Health, Inc., CVR	2,221	178
Surface Oncology, Inc., CVR	4,415	415

		8,410

Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR	1,837	1,451

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	374

Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	8,913

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	5,808

19

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	$109
Flexion Therapeutics, CVR(d)	3,275	1,703

		1,812

Total Rights — 0.0% (Cost: $18,235)		26,768

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)	365	15,786

Total Warrants — 0.0% (Cost: $1,792)		15,786

Total Long-Term Investments — 90.3% (Cost: $763,821,759)		834,334,579

Short-Term Securities

Money Market Funds — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(g)(h)(i)	62,292,978	62,311,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(g)(h)	79,613,140	79,613,140

Total Short-Term Securities — 15.3% (Cost: $141,901,537)		141,924,805

Total Investments — 105.6% (Cost: $905,723,296)		976,259,384
Liabilities in Excess of Other Assets — (5.6)%		(52,196,228)

Net Assets — 100.0%		$924,063,156

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $13,181, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,953,300	$14,362,410	(a)	$—	$(1,948)	$(2,097)	$62,311,665	62,292,978	$181,007	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,893,581	36,719,559	(a)	—	—	—	79,613,140	79,613,140	3,831,663		—

.					$(1,948)	$(2,097)	$141,924,805		$4,012,670		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	86	12/15/23	$4,109	$(147,720)
Russell 2000 E-Mini Index	14	12/15/23	1,259	(32,016)
S&P 500 E-Mini Index	231	12/15/23	49,960	(1,618,357)

				(1,798,093)

Short Contracts
MSCI EAFE Index	13	12/15/23	1,327	32,274
MSCI Emerging Markets Index	461	12/15/23	22,024	553,747
Russell 2000 E-Mini Index	201	12/15/23	18,076	786,793

				1,372,814

				$(425,279)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	683,000	USD	748,333	Goldman Sachs International	12/20/23	$4,367
USD	893,093	AUD	1,379,000	Goldman Sachs International	12/20/23	4,082
USD	769,517	CAD	1,038,000	Morgan Stanley & Co. International PLC	12/20/23	4,354

						12,803

EUR	836,000	USD	894,444	Morgan Stanley & Co. International PLC	12/20/23	(7,342)

						$5,461

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency
MSCI EAFE Index Net	Quarterly	1-Day SOFR minus0.19%, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/23	USD	43,879	$2,099,071	$—	$2,099,071
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.05%, 5.31%	Quarterly	Merrill Lynch International	N/A	11/08/23	USD	109,098	6,014,594	—	6,014,594
1-Day SOFR plus 0.21%, 5.31%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/23	USD	217,475	(11,274,786)	—	(11,274,786)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.23%, 5.31%	Quarterly	Citibank N.A.	N/A	11/08/23	USD	84,566	4,684,372	—	4,684,372
1-Day SOFR plus 0.32%, 5.31%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/23	USD	112,085	(5,827,935)	—	(5,827,935)
1-Day SOFR plus 0.50%, 5.31%	Monthly	Russell 1000 Index Total Return (RU10INTR)	Monthly	JPMorgan Chase Bank N.A.	N/A	11/08/23	USD	143,893	(7,566,626)	—	(7,566,626)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.15%, 5.31%	Quarterly	Citibank N.A.	N/A	02/08/24	USD	14,024	677,761	—	677,761
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.10%, 5.31%	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/08/24	USD	150,002	13,312,188	—	13,312,188

									$2,118,639	$—	$2,118,639

21

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,671,661	$471,070	$—	$7,142,731
Air Freight & Logistics	1,070,354	897,223	—	1,967,577
Automobile Components	3,082,299	1,333,040	—	4,415,339
Automobiles	10,844,355	10,240,071	—	21,084,426
Banks	23,411,519	30,435,173	15	53,846,707
Beverages	9,892,556	3,370,974	—	13,263,530
Biotechnology	26,952,649	1,897,875	—	28,850,524
Broadline Retail	19,406,578	10,386,854	—	29,793,432
Building Products	5,732,360	241,357	—	5,973,717
Capital Markets	9,761,876	1,015,795	—	10,777,671
Chemicals	6,918,430	5,224,435	1	12,142,866
Commercial Services & Supplies	4,109,650	185,871	—	4,295,521
Communications Equipment	3,585,982	1,325,924	—	4,911,906
Construction & Engineering	10,521,684	2,475,358	—	12,997,042
Construction Materials	3,757,712	3,180,817	—	6,938,529
Consumer Finance	1,730,802	1,580,321	—	3,311,123
Consumer Staples Distribution & Retail	15,848,063	3,518,354	—	19,366,417
Containers & Packaging	364,900	37,611	—	402,511
Diversified Consumer Services	3,167,211	—	—	3,167,211
Diversified REITs	851,783	52,548	—	904,331
Diversified Telecommunication Services	2,131,323	4,403,128	—	6,534,451
Electric Utilities	4,435,086	1,134,104	554	5,569,744
Electrical Equipment	4,455,769	4,230,654	—	8,686,423
Electronic Equipment, Instruments & Components	8,464,640	7,171,414	—	15,636,054
Energy Equipment & Services	4,282,242	—	—	4,282,242
Entertainment	6,587,402	2,588,037	—	9,175,439
Financial Services	23,222,603	1,980,107	—	25,202,710
Food Products	6,019,312	4,069,580	—	10,088,892
Gas Utilities	1,763,320	1,064,031	—	2,827,351
Ground Transportation	985,124	27,653	—	1,012,777
Health Care Equipment & Supplies	11,047,341	130,354	—	11,177,695
Health Care Providers & Services	12,435,522	2,248,605	—	14,684,127
Health Care REITs	18,773	—	—	18,773
Health Care Technology	1,201,581	—	—	1,201,581

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotel & Resort REITs	$1,648,344	$—	$—	$1,648,344
Hotels, Restaurants & Leisure	10,989,622	5,223,854	—	16,213,476
Household Durables	8,167,373	3,481,100	—	11,648,473
Household Products	10,677,724	134,130	—	10,811,854
Independent Power and Renewable Electricity Producers	1,597,342	849,142	—	2,446,484
Industrial Conglomerates	1,640,491	1,824,044	—	3,464,535
Industrial REITs	916,791	72,602	—	989,393
Insurance	18,456,660	11,273,971	—	29,730,631
Interactive Media & Services	28,791,239	11,738,146	—	40,529,385
IT Services	3,285,016	4,698,200	—	7,983,216
Leisure Products	324,941	82,991	—	407,932
Life Sciences Tools & Services	3,814,234	82,336	—	3,896,570
Machinery	14,812,290	3,363,844	—	18,176,134
Marine Transportation	483,702	106,513	—	590,215
Media	6,406,239	239,627	—	6,645,866
Metals & Mining	10,431,984	9,754,473	70	20,186,527
Mortgage Real Estate Investment Trusts (REITs)	778,332	—	—	778,332
Multi-Utilities	178,304	600,946	—	779,250
Office REITs	1,635,323	—	—	1,635,323
Oil, Gas & Consumable Fuels	26,649,511	11,925,018	27	38,574,556
Passenger Airlines	2,114,339	941,683	—	3,056,022
Personal Care Products	2,136,345	1,738,180	—	3,874,525
Pharmaceuticals	19,944,992	7,112,818	—	27,057,810
Professional Services	5,530,418	1,175,579	—	6,705,997
Real Estate Management & Development	1,598,399	1,639,048	—	3,237,447
Residential REITs	4,579,263	—	—	4,579,263
Retail REITs	1,368,520	—	—	1,368,520
Semiconductors & Semiconductor Equipment	34,760,199	21,713,410	—	56,473,609
Software	57,403,284	1,750,790	—	59,154,074
Specialized REITs	1,389,745	—	—	1,389,745
Specialty Retail	21,364,543	1,624,208	—	22,988,751
Technology Hardware, Storage & Peripherals	31,868,291	11,471,664	—	43,339,955
Textiles, Apparel & Luxury Goods	3,574,111	2,864,810	—	6,438,921
Tobacco	46,919	992,468	—	1,039,387
Trading Companies & Distributors	7,832,592	1,068,470	—	8,901,062
Transportation Infrastructure	591,688	159,288	—	750,976
Water Utilities	142,707	73,293	—	216,000
Wireless Telecommunication Services	321,319	942,543	—	1,263,862
Preferred Securities
Preferred Stocks	3,668,233	—	—	3,668,233
Rights
Biotechnology	—	593	7,817	8,410
Consumer Staples Distribution & Retail	—	1,451	—	1,451
Health Care Equipment & Supplies	—	—	374	374
Metals & Mining	8,913	—	—	8,913
Paper & Forest Products	—	—	5,808	5,808
Pharmaceuticals	—	109	1,703	1,812
Warrants	15,786	—	—	15,786
Short-Term Securities
Money Market Funds	141,924,805	—	—	141,924,805

	$748,603,335	$227,639,680	$16,369	$976,259,384

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,372,814	$26,787,986	$—	$28,160,800
Foreign Currency Exchange Contracts	—	12,803	—	12,803
Liabilities
Equity Contracts	(1,798,093)	(24,669,347)	—	(26,467,440)
Foreign Currency Exchange Contracts	—	(7,342)	—	(7,342)

	$(425,279)	$2,124,100	$—	$1,698,821

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

23

Schedule of Investments (unaudited) (continued) September 30, 2023	Diversified Equity Master Portfolio

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Right

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	24